UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2021

Date of reporting period:  October 31, 2021

Item 1. Report to Stockholders.

(a)
Weiss Alternative Multi-Strategy Fund

Class K – weisx
Investor Class – weizx

Annual Report

October 31, 2021

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Dear Shareholders:

The Weiss Alternative Multi-Strategy Fund (the “Fund” or “WEISX”) was launched on December 1, 2015 in response to investors’ search for a daily liquid, actively managed, multi-alternative strategy. The Fund seeks to provide returns with moderate volatility and reduced correlation to the overall performance of bond and equity markets. The strategy uses a rigorous, risk-controlled multi-strategy investment approach that seeks to harvest returns from highly liquid and diversified sub-strategies set out below. The Fund is focused on generating the consistency of returns typically associated with fixed income and alternative investment allocations. The Fund’s strategy seeks to benefit from active management, diversification, and liquidity both within and across three principal sources. The goal is for all three sources to contribute positively to overall Fund returns over time:

(1) Core Market Neutral (“Core Market Neutral”) strategy consisting of approximately 20 fundamental, actively managed, sector focused, sub-strategies. The sub-strategies are market neutral and designed to capture price dispersion instead of market direction.

The Fund also utilizes strategies with the aim of enhancing risk adjusted returns through asset class diversification:

(2) Growth strategy (“Growth”) – a pro-cyclical strategy designed to replicate exposure to the US equity markets, generally implemented through equity index futures.

(3) Defensive strategy (“Defensive”) – an income-generating strategy created to provide exposure to US Treasury, Corporate and High Yield credit, implemented through index futures, ETFs and total return swaps.

In the trailing 3-month period (August 2021-October 2021), WEISX returned 0.73% net of fees while its benchmark, the Bloomberg Barclays US Corporate Bond Index returned -1.11%. Overall portfolio annualized volatility for the trailing 3 months was 5.14%.

For the trailing 1-year, WEISX returned 11.88% net on 6.08% volatility. Over the same time-period, the US Corporate Bond Index benchmark returned 2.18% on 4.80% volatility.

In the trailing 3-month period, the Core Market Neutral strategy produced gross returns of 2.73%, the Growth strategy returned 4.63% gross and the Defensive strategy finished with returns of -1.12% gross. The weights as of October 31, 2021 across the three asset classes in the Fund are as follows: Growth strategy 13.40%, Defensive strategy 40.78%, and the Core Market Neutral 45.82%. Derivatives are utilized for some of these assets only to provide a more capital efficient long exposure within Defensive and Growth strategies. We do not use the derivatives in these long only strategies to generate enhanced leverage. Furthermore, we observed a positive correlation off the annual return of these long only derivatives to their two respective bellwether asset classes.

WEISX illustrated its effort to minimize volatility and mitigate downside risk during periods of increased financial market instability. The Core Market Neutral strategy continued to contribute a return stream with low levels of correlation to other asset classes which complemented the pro-cyclical Growth sleeve and the Defensive sleeve.

Sincerely,

/s/ Weiss Portfolio Managers

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Performance data quoted represents past performance; past performance does not guarantee future results.

The previous benchmark for the Fund was the Bloomberg Barclays US Aggregate Bond Index. Effective July 1, 2021, the benchmark changed to the Bloomberg Barclays US Corporate Bond Index in order to more fully emphasize the Adviser’s belief that WEISX is a fixed income diversifier.

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). The Bloomberg Barclays US Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by US and non-US industrial, utility and financial issuers. One cannot invest directly in an index.

Gross performance is shown for illustrative purposes only and does not reflect the fees and expenses of an investment in the Fund.

Volatility/Standard Deviation is defined as a quantity calculated to indicate the extent of deviation for a group as a whole.

Correlation is a statistical measure of the degree to which the movements of two variables (stock/option/convertible prices or returns) are related.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Mutual fund investing involves risk. Principal loss is possible. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value (“NAV”) of the Fund, and money borrowed will be subject to interest costs. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its NAV, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Must be preceded or accompanied by a prospectus.

The Weiss Alternative Multi-Strategy Fund is distributed by Quasar Distributors, LLC.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Value of $20,000 Investment (Unaudited)

The chart assumes an initial investment of $20,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.weissfunds.com or by calling 1-866-530-2690.

Rates of Return (%) – As of October 31, 2021

	One Year	Five Year	Since Inception(1)(2)
Class K	11.88%	7.32%	6.85%
Bloomberg U.S. Corporate Bond Index(3)	2.18%	4.83%	5.26%
Bloomberg U.S. Aggregate Bond Index(4)	-0.48%	3.10%	3.34%

Investor Class	11.43%		7.42%
Bloomberg U.S. Corporate Bond Index(3)	2.18%		5.32%
Bloomberg U.S. Aggregate Bond Index(4)	-0.48%		3.62%

(1)	Inception Date of Class K was December 1, 2015.
(2)	Inception Date of Investor Class was February 28, 2017.
(3)
The Bloomberg Barclays U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The securities that comprise the Bloomberg U.S. Corporate Bond Index may differ substantially from the securities in the Fund’s portfolio.  It is not possible to directly invest in an index.

(4)
The Bloomberg Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed. The securities that comprise the Barclays U.S. Aggregate Bond Index may differ substantially from the securities in the Fund’s portfolio.  It is not possible to directly invest in an index.

The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

The Fund’s gross expense ratio is 4.21% and the net expense ratio is 3.19% (as of the most recent prospectus dated February 28, 2021). The expense ratios stated here may differ from that of the expense ratios provided in the Fund’s financial highlights herewithin due to the timing of financial information and the inclusion of acquired fund fees and expenses (“AFFE”) in the prospectus only. The Fund’s investment advisor has contractually agreed to waive a portion or all of its management fees and reimburse Fund expenses excluding front-end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, AFFE, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage and other transactional expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.50% of the average daily net assets of the Fund or by the Fund’s investment advisor through at least February 28, 2022. The advisor may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Expense Example (Unaudited)
October 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	During Period(1)
	Expense Ratio	Account Value	Account Value	(5/1/2021 to
	(10/31/2021)	(5/1/2021)	(10/31/2021)	10/31/2021)
Class K
Actual(2)(3)	2.76%	$1,000.00	$1,038.40	$14.18
Hypothetical (5% annual return
before expenses)(4)	2.76%	$1,000.00	$1,011.29	$13.99

Investor Class
Actual(2)(3)	3.11%	$1,000.00	$1,037.00	$15.97
Hypothetical (5% annual return
before expenses)(4)	3.11%	$1,000.00	$1,009.53	$15.75

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from May 1, 2021 through October 31, 2021, of 3.84% and 3.70% for Class K and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Class K and Investor Class would be $7.71 and $9.50, respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Class K and Investor Class would be $7.63 and $9.40, respectively.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
October 31, 2021

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of long common stocks, long exchange traded funds, long escrow notes, long warrants, long short-term investments, purchased options, long swap contracts and long futures contracts as of October 31, 2021. Data expressed excludes securities sold short, written options, short swap contracts, and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Open Swap Contracts, and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(2)	The value of option, swap and futures contracts are expressed as notional and not market value.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
October 31, 2021

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short exchange traded funds, short preferred stocks, written options and short swap contracts as of October 31, 2021. Data expressed excludes long investments, long swap contracts, long futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Open Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(4)	The value of option and swap contracts are expressed as notional and not market value.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments
October 31, 2021

	Shares	Value
LONG COMMON STOCKS – 37.91%

Aerospace & Defense – 0.24%
AAR Corporation (a)	327	$11,566
Aerojet Rocketdyne Holdings, Inc.	857	37,717
The Boeing Company (a)	882	182,600
Bombardier, Inc., Class B (a)(b)	132,984	213,832
CAE, Inc. (a)(b)	1,450	43,971
Howmet Aerospace, Inc.	1,368	40,616
PAE, Inc. (a)	2,973	29,492
		559,794

Air Freight & Logistics – 0.07%
C.H. Robinson Worldwide, Inc.	69	6,692
Expeditors International of Washington, Inc.	98	12,080
FedEx Corporation	82	19,313
Forward Air Corporation	903	90,806
Hub Group, Inc., Class A (a)	39	3,064
United Parcel Service, Inc., Class B	93	19,853
		151,808

Airlines – 0.03%
Alaska Air Group, Inc. (a)	790	41,712
Copa Holdings S.A., Class A (a)(b)	455	33,652
		75,364

Auto Components – 0.03%
Veoneer, Inc. (a)	2,019	71,069

Automobiles – 0.48%
Daimler AG – Reg (b)	6,389	634,189
Ford Motor Company (h)	4,541	77,560
General Motors Company (a)(h)	3,522	191,702
Tesla, Inc. (a)(h)	178	198,292
		1,101,743

Banks – 2.79%
Banco BPM SpA (b)	15,066	46,852
Bank of America Corporation	679	32,442
Bank OZK	3,626	161,973
Banner Corporation	2,557	147,692
Cadence Bank	9,796	284,280
CIT Group, Inc.	120	5,943
Citizens Financial Group, Inc.	7,252	343,600
Comerica, Inc.	2,332	198,430

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Banks – 2.79% (Continued)
Commerzbank AG (a)(b)	9,320	$68,063
DNB Bank ASA (b)	7,757	184,591
Erste Group Bank AG (b)	1,552	66,559
First BanCorp	8,869	121,062
Hancock Whitney Corporation	996	49,282
Home BancShares, Inc.	2,843	67,550
Huntington Bancshares, Inc.	34,639	545,218
Intesa Sanpaolo S.p.A. (b)	39,105	111,144
JPMorgan Chase & Company	3,457	587,310
KeyCorporation	14,914	347,049
M&T Bank Corporation	617	90,773
PacWest Bancorp	5,312	252,161
Popular, Inc.	3,712	302,305
Royal Bank of Canada (b)	2,739	285,098
Signature Bank	664	197,752
SVB Financial Group (a)	377	270,460
Swedbank AB, Class A (b)	4,543	98,532
Synovus Financial	3,871	180,350
Umpqua Holdings Corporation	1,247	25,501
UniCredit SpA (b)	14,606	193,084
Webster Financial Corporation	4,394	245,888
Wells Fargo & Company (h)	3,756	192,157
Western Alliance Bancorp	1,689	196,076
Wintrust Financial Corporation	2,224	196,824
Zions Bancorp NA	5,516	347,453
		6,443,454

Beverages – 0.70%
The Coca-Cola Company	8,036	452,989
Coca-Cola European Partners plc (b)	10,375	546,244
Constellation Brands, Inc., Class A	1,648	357,303
Vintage Wine Estates, Inc. (a)	25,078	257,300
		1,613,836

Biotechnology – 1.00%
AbbVie, Inc.	610	69,949
ACADIA Pharmaceuticals, Inc. (a)	1,339	24,035
Acceleron Pharma, Inc. (a)	527	91,793
Albireo Pharma, Inc. (a)	179	5,230
Aldeyra Therapeutics, Inc. (a)	2,894	26,335
Applied Genetic Technologies Corporation (a)	209	541
Arena Pharmaceuticals, Inc. (a)	369	21,177

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Biotechnology – 1.00% (Continued)
Argenx S.E. – ADR (a)(b)	244	$73,678
Arrowhead Pharmaceuticals, Inc. (a)	180	11,488
Ascendis Pharma A/S – ADR (a)(b)	99	15,009
Aurinia Pharmaceuticals, Inc. (a)(b)	659	21,800
Autolus Therapeutics plc – ADR (a)(b)	290	1,618
AVEO Pharmaceuticals, Inc. (a)	1,072	7,279
BELLUS Health, Inc. (a)(b)	660	4,891
Biohaven Pharmaceutical Holding Company Ltd. (a)(b)	1,470	209,210
BioMarin Pharmaceutical, Inc. (a)	382	30,266
Bioxcel Therapeutics, Inc. (a)	591	17,222
Deciphera Pharmaceuticals, Inc. (a)	99	3,306
Dynavax Technologies Corporation (a)	492	9,825
Eiger BioPharmaceuticals, Inc. (a)	4,178	28,160
Elevation Oncology, Inc. (a)	283	2,340
Epizyme, Inc. (a)	472	1,982
Exact Sciences Corporation (a)	308	29,328
Exelixis, Inc. (a)	1,865	40,116
Fate Therapeutics, Inc. (a)	174	9,361
FibroGen, Inc. (a)	57	634
Flexion Therapeutics, Inc. (a)	1,419	13,126
Global Blood Therapeutics, Inc. (a)	501	18,296
Heron Therapeutics, Inc. (a)	407	4,481
Horizon Therapeutics plc (a)(b)	788	94,489
Incyte Corporation (a)	513	34,361
Insmed, Inc. (a)	861	25,959
Ionis Pharmaceuticals, Inc. (a)	102	3,251
Iovance Biotherapeutics, Inc. (a)	1,473	35,809
Karyopharm Therapeutics, Inc. (a)	669	3,653
Legend Biotech Corporation – ADR (a)(b)	19	997
Merus N.V. (a)(b)	195	5,470
Mirati Therapeutics, Inc. (a)	57	10,774
Molecular Templates, Inc. (a)	1,142	5,961
Natera, Inc. (a)	305	34,944
Neurocrine Biosciences, Inc. (a)	647	68,200
Regeneron Pharmaceuticals, Inc. (a)	90	57,595
Rigel Pharmaceuticals, Inc. (a)	7,974	26,793
Rocket Pharmaceuticals, Inc. (a)	328	9,745
Sage Therapeutics, Inc. (a)	97	3,915
Seagen, Inc. (a)	610	107,561
Swedish Orphan Biovitrum AB (a)(b)	25,044	680,579
TG Therapeutics, Inc. (a)	250	7,805

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Biotechnology – 1.00% (Continued)
Turning Point Therapeutics, Inc. (a)	263	$10,936
Twist Bioscience Corporation (a)	20	2,376
United Therapeutics Corporation (a)	345	65,812
Vertex Pharmaceuticals, Inc. (a)	1,083	200,279
Zymeworks, Inc. (a)(b)	343	7,632
		2,297,372

Building Products – 0.08%
The AZEK Company, Inc. (a)	217	7,962
Builders FirstSource, Inc. (a)	2,017	117,531
Masco Corporation	314	20,583
Trane Technologies plc (b)	236	42,699
		188,775

Capital Markets – 0.46%
Allfunds Group plc (a)(b)	4,614	93,267
Blucora, Inc. (a)	5,882	97,171
Coinbase Global, Inc., Class A (a)	49	15,651
The Goldman Sachs Group, Inc.	1,283	530,328
Morgan Stanley	1,851	190,246
UBS Group AG – Reg (b)	7,359	133,953
		1,060,616

Chemicals – 0.34%
Atotech Ltd. (b)	1,050	25,358
CF Industries Holdings, Inc.	500	28,400
Huntsman Corporation	5,702	185,771
Sociedad Quimica y Minera de Chile S.A. – ADR (b)	3,388	185,967
Tronox Holdings plc, Class A (b)	14,921	347,958
		773,454

Commercial Services & Supplies – 0.11%
ACV Auctions, Inc., Class A (a)	980	19,081
Clean Harbors, Inc. (a)	649	73,039
Covanta Holding Corporation	3,858	77,854
Republic Services, Inc.	218	29,343
Waste Connections, Inc. (b)	433	58,892
		258,209

Communications Equipment – 0.55%
Arista Networks, Inc. (a)	686	281,047
Calix, Inc. (a)	244	15,272
Ciena Corporation (a)	2,885	156,627
CommScope Holding Company, Inc. (a)	62,282	667,040

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Communications Equipment – 0.55% (Continued)
F5 Networks, Inc. (a)	176	$37,163
Radware Ltd. (a)(b)	2,940	104,164
		1,261,313

Construction & Engineering – 0.30%
Fluor Corporation (a)	980	19,051
Quanta Services, Inc.	2,014	244,258
WillScot Mobile Mini Holdings Corporation (a)	12,257	425,931
		689,240

Construction Materials – 0.03%
Martin Marietta Materials, Inc.	111	43,605
Vulcan Materials Company	108	20,533
		64,138

Consumer Finance – 0.43%
Ally Financial, Inc.	9,324	445,128
Capital One Financial Corporation	343	51,803
Curo Group Holdings Corporation	352	6,047
Encore Capital Group, Inc. (a)	2,091	112,956
Synchrony Financial Corporation	8,344	387,579
		1,003,513

Containers & Packaging – 0.08%
Ardagh Metal Packaging SA (a)(b)	5,354	52,737
Avery Dennison Corporation	176	38,319
Berry Global Group, Inc. (a)	1,346	88,217
		179,273

Distributors – 0.02%
Pool Corporation	91	46,880

Diversified Consumer Services – 0.06%
Coursera, Inc. (a)	2,983	104,137
Duolingo, Inc. (a)	20	3,474
Nerdy, Inc. (a)	3,349	28,667
		136,278

Diversified Financial Services – 0.07%
Element Fleet Management Corporation (b)	14,570	158,344

Diversified Telecommunication Services – 0.04%
Verizon Communications, Inc.	1,647	87,275

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Electric Utilities – 0.65%
Exelon Corporation	7,660	$407,435
NextEra Energy, Inc.	1,762	150,352
PNM Resources, Inc.	19,152	952,812
		1,510,599

Electrical Equipment – 0.53%
ABB Ltd. – ADR (b)	591	19,527
AMETEK, Inc.	1,352	179,005
Eaton Corporation plc (b)	530	87,323
Generac Holdings, Inc. (a)	122	60,824
Hubbell, Inc.	118	23,526
nVent Electric plc (b)	4,800	170,160
Regal Rexnord Corporation	1,133	172,639
Rockwell Automation, Inc.	137	43,758
Sensata Technologies Holding plc (a)(b)	1,549	85,350
Vertiv Holdings Company	13,161	337,974
Vicor Corporation (a)	323	48,964
		1,229,050

Electronic Equipment, Instruments & Components – 0.48%
908 Devices, Inc. (a)	359	11,811
Coherent, Inc. (a)	1,356	344,966
Hitachi Ltd. (b)	8,335	480,301
II-VI, Inc. (a)	1,239	74,972
Mirion Technologies, Inc. (a)	9,041	95,744
Teledyne Technologies, Inc. (a)	78	35,039
Vontier Corporation	1,724	58,323
		1,101,156

Energy Equipment & Services – 0.15%
Halliburton Company	9,332	233,207
Patterson-UTI Energy, Inc.	14,308	122,476
		355,683

Entertainment – 0.35%
Activision Blizzard, Inc. (h)	1,648	128,857
Netflix, Inc. (a)	334	230,564
Roblox Corporation, Class A (a)	1,261	105,949
Roku, Inc. (a)	88	26,831
Sciplay Corporation, Class A (a)	10,825	218,773
Take-Two Interactive Software, Inc. (a)	100	18,100
Zynga, Inc., Class A (a)	9,352	69,018
		798,092

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Food & Staples Retailing – 0.20%
Performance Food Group Company (a)	3,639	$164,592
Walgreens Boots Alliance, Inc.	156	7,335
Walmart, Inc.	2,004	299,438
		471,365

Food Products – 1.10%
Bunge Ltd. (b)	2,105	195,007
Cal-Maine Foods, Inc.	2,305	83,118
Freshpet, Inc. (a)	1,273	198,474
The Hershey Company	1,795	314,753
Hostess Brands, Inc. (a)	9,251	174,937
Ingredion, Inc.	1,558	148,368
The J.M. Smucker Company	784	96,322
The Kraft Heinz Company	2,607	93,565
Nomad Foods Ltd. (a)(b)	3,309	90,104
Oatly Group AB – ADR (a)(b)	4,584	59,088
Pilgrim’s Pride Corporation (a)	14,832	417,669
Sanderson Farms, Inc.	940	178,083
The Simply Good Foods Company (a)	8,079	320,332
Sovos Brands, Inc. (a)	10,029	162,069
		2,531,889

Health Care Equipment & Supplies – 0.59%
Abbott Laboratories	204	26,294
ABIOMED, Inc. (a)	235	78,029
Boston Scientific Corporation (a)	2,382	102,736
Cardiovascular Systems, Inc. (a)	205	7,191
CVRx, Inc. (a)	936	15,828
Danaher Corporation	268	83,554
DexCom, Inc. (a)	224	139,599
Edwards Lifesciences Corporation (a)	1,673	200,459
Haemonetics Corporation (a)	339	23,293
Hill-Rom Holdings, Inc.	2,802	434,030
Inari Medical, Inc. (a)	306	27,699
Intersect ENT, Inc. (a)	1,811	48,843
NeuroPace, Inc. (a)	61	925
Outset Medical, Inc. (a)	255	13,584
Penumbra, Inc. (a)	67	18,529
Pulmonx Corporation (a)	1,079	42,005
Quidel Corporation (a)	20	2,655
Silk Road Medical, Inc. (a)	175	10,274
STAAR Surgical Company (a)	98	11,609

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Health Care Equipment & Supplies – 0.59% (Continued)
Stryker Corporation	59	$15,698
Tactile Systems Technology, Inc. (a)	81	2,794
Tandem Diabetes Care, Inc. (a)	204	27,811
Teleflex, Inc.	51	18,204
Zimmer Biomet Holdings, Inc.	21	3,006
		1,354,649

Health Care Providers & Services – 0.08%
Centene Corporation (a)	490	34,908
Guardant Health, Inc. (a)	31	3,620
Humana, Inc.	238	110,232
Oak Street Health, Inc. (a)	235	11,099
Option Care Health, Inc. (a)	984	26,893
The Pennant Group, Inc. (a)	141	3,605
		190,357

Health Care Technology – 0.25%
Change Healthcare, Inc. (a)	3,656	78,714
Convey Holding Parent, Inc. (a)	1,923	14,230
Inovalon Holdings, Inc., Class A (a)	3,979	162,303
Inspire Medical Systems, Inc. (a)	99	26,689
Sema4 Holdings Corporation (a)	35,403	285,702
		567,638

Hotels, Restaurants & Leisure – 1.03%
Airbnb, Inc., Class A (a)	127	21,674
Bally’s Corporation (a)	8,691	398,135
Bloomin’ Brands, Inc. (a)	3,340	72,211
Booking Holdings, Inc. (a)	67	162,192
Caesars Entertainment, Inc. (a)	661	72,353
Carnival Corporation (a)(b)	2,267	50,237
Darden Restaurants, Inc.	690	99,457
Dave & Buster’s Entertainment, Inc. (a)	591	21,944
DraftKings, Inc., Class A (a)	1,638	76,314
Expedia Group, Inc. (a)	543	89,275
Hilton Worldwide Holdings, Inc. (a)	759	109,258
Marriott International, Inc., Class A (a)	362	57,927
Marriott Vacations Worldwide Corporation	1,745	274,349
Penn National Gaming, Inc. (a)	1,033	73,935
Planet Fitness, Inc., Class A (a)	2,696	214,467
Scientific Games Corporation (a)(h)	1,044	83,572
Starbucks Corporation	1,372	145,528
Travel + Leisure Company	533	28,963

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Hotels, Restaurants & Leisure – 1.03% (Continued)
The Wendy’s Company	12,965	$289,119
Wyndham Hotels & Resorts, Inc.	504	42,573
		2,383,483

Household Durables – 0.09%
D.R. Horton, Inc.	422	37,672
Lennar Corporation, Class A	1,230	122,914
Meritage Homes Corporation (a)	439	47,724
TRI Pointe Home, Inc. (a)	298	7,208
		215,518

Household Products – 0.32%
Colgate-Palmolive Company	2,156	164,266
The Procter & Gamble Company	1,958	279,974
Spectrum Brands Holdings, Inc.	3,201	300,094
		744,334

Human Resources & Employment Services – 0.04%
HireRight Holdings Corporation (a)	4,800	82,800

Industrial Conglomerates – 0.11%
Raven Industries, Inc. (a)	524	30,298
Roper Technologies, Inc.	324	158,070
Siemens AG – Reg (b)	377	61,293
		249,661

Insurance – 0.51%
Aegon NV (b)	22,690	115,090
Ageas SA (b)	779	37,897
American National Group, Inc.	282	53,498
Athene Holding Ltd., Class A (a)(b)	1,992	173,324
Fidelity National Financial, Inc.	5,096	244,149
International General Insurance Holdings Ltd. (b)	29,450	250,914
NN Group NV (b)	2,869	153,368
Syncora Holdings Ltd. (a)(b)(g)	2,808	702
Willis Towers Watson plc (b)	335	81,164
Zurich Insurance Group AG (b)	149	66,040
		1,176,146

Interactive Media & Services – 0.72%
Alphabet, Inc., Class A (a)	200	592,184
Bambuser AB (a)(b)	6,305	14,041
Match Group, Inc. (a)	334	50,360

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Interactive Media & Services – 0.72% (Continued)
Meta Platforms, Inc., Class A (a)	2,101	$679,821
QuinStreet, Inc. (a)	1,274	17,836
Snap, Inc., Class A (a)	1,591	83,655
TripAdvisor, Inc. (a)	3,054	100,690
Vimeo, Inc. (a)	2,744	92,555
ZoomInfo Technologies, Inc., Class A (a)	518	34,820
		1,665,962

Internet & Direct Marketing Retail – 0.11%
Amazon.com, Inc. (a)	59	198,973
DoorDash, Inc., Class A (a)	20	3,896
Global-e Online Ltd. (a)(b)	138	7,985
MercadoLibre, Inc. (a)	21	31,102
Xometry, Inc., Class A (a)	235	12,690
		254,646

IT Services – 1.22%
Accenture plc, Class A (b)(h)	984	353,049
Affirm Holdings, Inc. (a)	295	47,937
Afterpay Ltd. (a)(b)	3,592	332,760
Afterpay Ltd. – ADR (a)(b)	243	22,514
Akamai Technologies, Inc. (a)	664	70,025
BigCommerce Holdings, Inc. (a)	449	20,748
Concentrix Corporation	1,764	313,428
DXC Technology Company (a)	11,270	367,064
Fastly, Inc., Class A (a)	1,692	85,632
Flywire Corporation (a)	1,181	56,027
I3 Verticals, Inc., Class A (a)	2,719	60,878
Infosys Ltd. – SP ADR (b)	5,167	115,121
LiveRamp Holdings, Inc. (a)	5,615	300,459
Marqeta, Inc., Class A (a)	1,999	61,169
MongoDB, Inc. (a)	157	81,843
Nuvei Corporation (a)(b)	1,011	121,506
Okta, Inc. (a)	716	176,981
PayPal Holdings, Inc. (a)	147	34,191
Sabre Corporation (a)	591	6,135
Shopify, Inc., Class A (a)(b)	48	70,403
Snowflake, Inc., Class A (a)	47	16,630
Square, Inc., Class A (a)	285	72,532
Toast, Inc., Class A (a)	290	15,434
Twilio, Inc., Class A (a)(h)	39	11,363
		2,813,829

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Leisure Products – 0.01%
Brunswick Corporation	345	$32,116
Old PSG Wind-Down Ltd. (a)(b)(g)	2,127	202
		32,318

Life Sciences Tools & Services – 0.38%
Berkeley Lights, Inc. (a)	451	10,486
Fluidigm Corporation (a)	180	927
IsoPlexis Corporation (a)	212	2,703
NanoString Technologies, Inc. (a)	312	15,070
Pacific Biosciences of California, Inc. (a)	511	13,531
PPD, Inc. (a)	3,321	156,651
Repligen Corporation (a)	334	97,027
SomaLogic, Inc. (a)	45,318	576,898
		873,293

Machinery – 0.70%
AGCO Corporation	202	24,686
Caterpillar, Inc.	372	75,892
Dover Corporation	1,254	212,026
Evoqua Water Technologies Corporation (a)	1,608	67,263
Fanuc Corporation (b)	2,602	514,210
Fortive Corporation	8	606
Ingersoll Rand, Inc.	1,397	75,103
Meritor, Inc. (a)	1,077	26,214
The Middleby Corporation (a)	118	21,528
PACCAR, Inc.	1,390	124,572
Parker-Hannifin Corporation	280	83,045
SPX FLOW, Inc.	192	14,344
Stanley Black & Decker, Inc.	361	64,883
Trinity Industries, Inc.	2,154	60,420
Wabash National Corporation	391	6,072
Welbilt, Inc. (a)	8,902	210,621
Woodward, Inc.	197	22,251
		1,603,736

Media – 0.72%
Altice USA, Inc., Class A (a)(h)	1,998	32,568
Clear Channel Outdoor Holdings, Inc. (a)	9,466	27,451
comScore, Inc. (a)	143,950	562,845
Criteo SA – SP ADR (a)(b)	11,933	394,266
Discovery, Inc., Class A (a)	591	13,853
Gray Television, Inc.	1,388	32,535

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Media – 0.72% (Continued)
Liberty Broadband Corporation (a)	420	$68,229
Meredith Corporation (a)	920	53,581
Nexstar Media Group, Inc., Class A	216	32,385
Shaw Communications, Inc., Class B (b)	1,008	29,071
Sinclair Broadcast Group, Inc., Class A	826	21,583
TEGNA, Inc.	19,211	377,688
ViacomCBS, Inc., Class B	301	10,902
		1,656,957

Metals & Mining – 0.90%
Alcoa Corporation	3,435	157,838
BHP Group plc – ADR (b)	4,755	251,920
ERO Copper Corporation (a)(b)	8,416	157,018
Freeport-McMoRan, Inc.	5,936	223,906
Hudbay Minerals, Inc. (b)	11,238	78,216
Hudbay Minerals, Inc. – CA (b)	13,966	97,387
Ivanhoe Mines Ltd., Class A (a)(b)	15,751	123,580
Lynas Rare Earths Ltd. (a)(b)	12,391	69,123
Norsk Hydro ASA (b)	53,316	391,631
Steel Dynamics, Inc.	1,960	129,517
Stelco Holdings, Inc. (b)	9,691	336,476
Teck Resources Ltd., Class B (b)	1,725	48,127
		2,064,739

Multiline Retail – 0.10%
Dollar General Corporation	353	78,197
Dollar Tree, Inc. (a)	1,470	158,407
		236,604

Oil, Gas & Consumable Fuels – 2.68%
Antero Resources Corporation (a)	20,305	403,460
Arch Resources, Inc.	3,004	273,604
BP plc – ADR (b)	2,314	66,620
ConocoPhillips (h)	432	32,180
Continental Resources, Inc.	8,985	438,558
Coterra Energy, Inc.	26,485	564,660
Devon Energy Corporation	10,488	420,359
Exxon Mobil Corporation	2,528	162,980
Marathon Oil Corporation	24,309	396,723
Marathon Petroleum Corporation	4,707	310,332
Matador Resources Company	9,561	400,128
Northern Oil and Gas, Inc. (a)	15,211	352,287

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Oil, Gas & Consumable Fuels – 2.68% (Continued)
Occidental Petroleum Corporation (h)	12,540	$420,466
Ovintiv, Inc.	10,400	390,208
PDC Energy, Inc.	7,406	387,408
Peabody Energy Corporation (a)	1,479	17,585
Pioneer Natural Resources Company (h)	2,353	439,964
Range Resources Corporation (a)	11,362	264,962
Royal Dutch Shell plc – ADR (b)	7,118	326,859
Suncor Energy, Inc. (b)	4,518	118,824
		6,188,167

Paper & Forest Products – 0.09%
Domtar Corporation (a)	1,955	106,723
Louisiana-Pacific Corporation	1,478	87,099
West Fraiser Timber Company Ltd. (b)	60	4,802
		198,624

Personal Products – 0.26%
BellRing Brands, Inc., Class A (a)	2,935	78,717
Coty, Inc., Class A (a)	40,734	345,424
e.l.f. Beauty, Inc. (a)	5,659	182,842
		606,983

Pharmaceuticals – 0.24%
Aerie Pharmaceuticals, Inc. (a)	104	1,105
AstraZeneca plc – ADR (b)	1,654	103,176
Axsome Therapeutics, Inc. (a)	314	12,089
Bristol Myers-Squibb Company	2,156	125,910
Catalent, Inc. (a)	260	35,844
Eli Lilly & Company	491	125,087
Green Thumb Industries, Inc. (a)(b)	4,666	95,575
Harmony Biosciences Holdings, Inc. (a)	19	788
Intra-Cellular Therapies, Inc. (a)	417	17,960
Merck & Company, Inc.	196	17,258
Relmada Therapeutics, Inc. (a)	99	2,324
TherapeuticsMD, Inc. (a)	3,662	2,666
Zogenix, Inc. (a)	561	8,600
		548,382

Professional Services – 0.35%
IHS Markit Ltd. (b)	6,004	784,843
Upwork, Inc. (a)	317	14,937
		799,780

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Real Estate Investment Trusts (REITs) – 7.26%
Acadia Realty Trust	22,171	$474,016
AFC Gamma, Inc.	9,919	232,700
Agree Realty Corporation	2,546	180,919
Alexandria Real Estate Equities, Inc.	3,129	638,754
American Campus Communities, Inc.	10,277	552,080
Americold Realty Trust	41,928	1,235,618
AvalonBay Communities, Inc.	761	180,113
CareTrust REIT, Inc.	8,741	181,376
Columbia Property Trust, Inc.	7,514	144,043
Cousins Properties, Inc.	5,101	202,051
CyrusOne, Inc.	3,459	283,707
Duke Realty Corporation	6,914	388,843
Equity LifeStyle Properties, Inc.	1,960	165,640
Equity Residential	7,763	670,723
Essex Property Trust, Inc.	1,111	377,662
Federal Realty Investment Trust	5,975	719,091
First Industrial Realty Trust, Inc.	11,970	697,013
Healthcare Trust of America, Inc., Class A	11,280	376,639
Highwoods Properties, Inc.	1,309	58,696
Host Hotels & Resorts, Inc. (a)	5,865	98,708
InvenTrust Properties Corporation	1,008	23,920
Invitation Homes, Inc.	3,314	136,703
Kilroy Realty Corporation	4,490	302,536
Kimco Realty Corporation	19,645	443,977
Kite Realty Group Trust	13,530	274,659
Medical Properties Trust, Inc.	7,337	156,498
MGM Growth Properties LLC, Class A	632	24,888
Mid-America Apartment Communities, Inc.	3,881	792,539
National Storage Affiliates Trust	8,136	508,175
NETSTREIT Corporation	33,823	819,870
Newlake Capital Partners, Inc.	15,997	493,507
Paramount Group, Inc.	27,193	230,597
Park Hotels & Resorts, Inc. (a)	316	5,856
Piedmont Office Realty Trust, Inc., Class A	33,678	598,121
Plymouth Industrial REIT, Inc.	13,573	346,926
RPT Realty	20,658	274,545
Sabra Health Care REIT, Inc.	6,057	85,707
Simon Property Group, Inc.	554	81,205
Spirit Realty Capital, Inc.	4,136	202,374
Sun Communities, Inc.	1,500	293,970
Terreno Realty Corporation	8,779	642,008

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Real Estate Investment Trusts (REITs) – 7.26% (Continued)
Urban Edge Properties	6,007	$105,303
Ventas, Inc.	11,690	623,895
VEREIT, Inc.	7,733	388,970
WP Carey, Inc.	13,354	1,029,727
		16,744,868

Road & Rail – 0.77%
ArcBest Corporation	98	8,805
Canadian National Railway Company (b)	1,151	152,979
Canadian Pacific Railway Ltd. (b)	176	13,622
CSX Corporation	676	24,451
Heartland Express, Inc.	980	16,003
Hertz Global Holdings, Inc. (a)	2,019	62,629
J.B. Hunt Transport Services, Inc.	333	65,664
Kansas City Southern	3,262	1,012,036
Knight-Swift Transportation Holdings, Inc.	1,061	60,148
Landstar System, Inc.	98	17,229
Lyft, Inc. Class A (a)	741	33,990
Old Dominion Freight Line, Inc.	141	48,130
Saia, Inc. (a)	725	226,664
TFI International, Inc. (b)	156	17,290
XPO Logistics, Inc. (a)	272	23,338
Yellow Corporation (a)	234	2,048
		1,785,026

Semiconductors & Semiconductor Equipment – 1.65%
Advanced Micro Devices, Inc. (a)	1,218	146,440
Ambarella, Inc. (a)(b)	576	107,038
Analog Devices, Inc.	372	64,538
Applied Materials, Inc.	993	135,694
Arteris, Inc. (a)	1,232	27,535
ASML Holding NV – Reg (b)	472	383,680
Broadcom, Inc.	118	62,737
Brooks Automation, Inc.	2,383	277,500
Kulicke & Soffa Industries, Inc.	686	39,102
Lam Research Corporation	98	55,230
Magnachip Semiconductor Corporation (a)	381	7,224
Marvell Technology, Inc.	5,688	389,628
Microchip Technology, Inc.	746	55,271
Micron Technology, Inc.	293	20,246
MKS Instruments, Inc.	507	76,075
NVIDIA Corporation	588	150,334

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Semiconductors & Semiconductor Equipment – 1.65% (Continued)
NXP Semiconductors NV (b)	457	$91,793
ON Semiconductor Corporation (a)	1,655	79,556
QUALCOMM, Inc.	2,497	332,201
Ultra Clean Holdings, Inc. (a)	1,176	58,294
Wolfspeed, Inc. (a)	49	5,886
Xilinx, Inc.	6,846	1,232,280
		3,798,282

Software – 3.30%
Adobe, Inc. (a)(h)	74	48,127
Alteryx, Inc., Class A (a)	677	49,550
Anaplan, Inc. (a)	489	31,888
AppLovin Corporation, Class A (a)	196	19,257
Asana, Inc., Class A (a)	392	53,234
Atlassian Corporation plc, Class A (a)(b)(h)	186	85,212
Avalara, Inc. (a)	303	54,431
Avaya Holdings Corporation (a)	1,280	23,834
Bill.com Holdings, Inc. (a)	294	86,527
BlackBerry Ltd. (a)(b)	978	10,562
Cadence Design Systems, Inc. (a)	394	68,205
Cognyte Software Ltd. (a)(b)	4,590	91,387
CommVault Systems, Inc. (a)	490	30,135
Coupa Software, Inc. (a)	98	22,315
Crowdstrike Holdings, Inc., Class A (a)(h)	392	110,466
CyberArk Software Ltd. (a)(b)	846	152,373
Datadog, Inc., Class A (a)	490	81,854
The Descartes Systems Group, Inc. (a)(b)	137	11,202
DocuSign, Inc. (a)	196	54,545
Domo, Inc., Class B (a)	2,258	199,494
Dynatrace, Inc. (a)	882	66,150
Elastic NV (a)(b)	403	69,925
EngageSmart, Inc. (a)	3,542	118,763
Five9, Inc. (a)(h)	2,070	327,081
Fortinet, Inc. (a)	568	191,041
HubSpot, Inc. (a)	24	19,446
ironSource Ltd., Class A (a)(b)	5,880	66,973
Lightspeed Commerce, Inc. (a)(b)	1,264	123,480
Mandiant, Inc. (a)	1,470	25,637
Manhattan Associates, Inc. (a)	2,444	443,684
Microsoft Corporation	2,946	976,953
Mimecast Ltd. (a)(b)	980	73,931

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Software – 3.30% (Continued)
Monday.com Ltd. (a)(b)(h)	196	$72,879
NCR Corporation (a)	3,267	129,177
Nice Ltd. – ADR (a)(b)	78	22,076
Nuance Communications, Inc. (a)	10,444	574,942
Nutanix, Inc., Class A (a)	2,925	100,357
Oracle Corporation	3,373	323,606
Palantir Technologies, Inc., Class A (a)	196	5,072
Palo Alto Networks, Inc. (a)	454	231,127
Ping Identity Holding Corporation (a)	628	17,791
Riskfield Ltd., Class A (a)(b)	1,161	22,454
SailPoint Technologies Holdings, Inc. (a)	485	23,270
salesforce.com, Inc. (a)(h)	2,142	641,936
SentinelOne, Inc., Class A (a)	196	13,014
ServiceNow, Inc. (a)	318	221,888
Smartsheet, Inc., Class A (a)	487	33,608
Splunk, Inc. (a)	487	80,267
Synopsys, Inc. (a)	295	98,288
Tenable Holdings, Inc. (a)	4,424	235,578
Tufin Software Technologies Ltd. (a)(b)	6,088	60,697
Unity Software, Inc. (a)	98	14,828
Varonis Systems, Inc. (a)	984	63,704
Verint Systems, Inc. (a)	2,134	99,444
Workday, Inc., Class A (a)	485	140,640
Zendesk, Inc. (a)(h)	2,548	259,386
Zeta Global Holdings Corporation, Class A (a)	7,352	60,728
Zscaler, Inc. (a)	904	288,249
		7,622,668
Special Purpose Acquisition Companies – 0.01%
Aequi Acquisition Corporation, Class A (a)	1,800	17,595

Specialty Retail – 0.47%
Bath & Body Works, Inc.	1,014	70,057
Best Buy Company, Inc.	322	39,361
Brilliant Earth Group, Inc. (a)	1,976	23,969
Carvana Company (a)	246	74,582
Citi Trends, Inc. (a)	1,221	94,457
The Home Depot, Inc.	394	146,466
Lithia Motors, Inc., Class A	609	194,405
Lowe’s Companies, Inc.	571	133,511
RH (a)	40	26,385
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Specialty Retail – 0.47% (Continued)
Ross Stores, Inc.	392	$44,374
Sonic Automotive, Inc., Class A	159	7,859
The TJX Companies, Inc.	1,826	119,585
Tractor Supply Company	427	92,732
Victoria’s Secret & Company (a)	438	22,106
		1,089,849

Technology Hardware, Storage & Peripherals – 0.53%
3D Systems Corporation (a)	587	16,530
Apple, Inc. (h)	1,629	244,024
Dell Technologies, Inc., Class C (a)	449	49,385
Hewlett Packard Enterprise Company	1,381	20,232
NetApp, Inc.	5,292	472,576
Pure Storage, Inc., Class A (a)	9,399	252,457
Turtle Beach Corporation (a)	6,051	174,027
		1,229,231

Textiles, Apparel & Luxury Goods – 0.30%
Capri Holdings Ltd. (a)(b)	1,477	78,636
Deckers Outdoor Corporation (a)	267	105,548
Lululemon Athletica, Inc. (a)	211	98,328
NIKE, Inc., Class B (h)	758	126,806
Ralph Lauren Corporation	335	42,602
Under Armour, Inc., Class A (a)	10,964	240,769
		692,689

Thrifts & Mortgage Finance – 0.24%
Mr. Cooper Group, Inc. (a)	3,400	149,056
New York Community Bancorp, Inc.	20,036	249,047
PennyMac Financial Services, Inc.	2,642	163,963
		562,066

Trading Companies & Distributors – 0.47%
AerCap Holdings N.V. (a)(b)	5,112	301,813
Air Lease Corporation	928	37,166
Fortress Transportation and Infrastructure Investors LLC	2,585	67,494
Triton International Limited of Bermuda (b)	2,340	145,525
United Rentals, Inc. (a)	770	291,915
W.W. Grainger, Inc.	176	81,507
WESCO International, Inc. (a)	1,152	149,253
		1,074,673

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Wireless Communication Services – 0.00%
NII Holdings, Inc. (a)(g)	6,235	$2,182

Wireless Telecommunication Services – 0.04%
T-Mobile U.S., Inc. (a)	879	101,111
Total Long Common Stocks
(Cost $84,240,356)		87,448,428

LONG WARRANTS – 0.04%
Health Care Equipment & Supplies – 0.00%
Valeritas Holdings, Inc. (a)(b)(g)
Exercise Price: $12.00, 11/14/2023	1,688	—

Health Care Technology – 0.00%
Multiplan Corporation (a)
Exercise Price: $25.00, 2/13/2025	515	469
Sema4 Holdings Corporation (a)
Exercise Price: $11.50, 9/24/2027	25,818	58,090
		58,559

Insurance – 0.01%
International General Insurance Holdings Ltd. (a)(b)
Exercise Price: $25.00, 3/17/2025	29,450	24,149

Special Purpose Acquisition Companies – 0.03%
Aequi Acquisition Corporation, Class A (a)
Exercise Price: $27.00, 11/30/2027	600	396
Total Long Warrants
(Cost $120,013)		83,104

LONG EXCHANGE TRADED FUNDS – 34.83%
Energy Select Sector SPDR Fund	627	36,034
Financial Select Sector SPDR Fund (h)	5,408	217,726
Global X Uranium ETF	2,367	63,578
Health Care Select Sector SPDR Fund	219	29,306
Invesco QQQ Trust Series 1	912	352,132
Invesco S&P 500 Equal Weight ETF	2,723	429,580
iShares Expanded Tech-Software Sector ETF	61	26,783
iShares iBoxx High Yield Corporate Bond ETF (d)	453,100	39,387,983
iShares iBoxx $Investment Grade Corporate Bond ETF (d)	290,400	38,762,592
iShares MSCI China ETF	833	57,677
iShares MSCI South Korea ETF	789	62,718
iShares Russell 2000 ETF	2,559	583,580

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
LONG EXCHANGE TRADED FUNDS – 34.83% (Continued)
iShares U.S. Real Estate ETF	811	$89,080
ProShares UltraShort 20+ Year Treasury (a)	1,972	34,254
ProShares VIX Short-Term Futures ETF (a)	5,577	97,542
SPDR S&P 500 ETF Trust (h)	91	41,792
SPDR S&P Metals & Mining ETF	158	6,892
United States Oil Fund LP (a)	194	11,087
VanEck Vectors Gold Miners ETF	986	31,266
VanEck Vectors Semiconductor ETF	86	23,533
Total Long Exchange Traded Funds
(Cost $79,286,096)		80,345,135

		Notional
PURCHASED OPTIONS – 0.09%	Contracts (c)	Amount
Purchased Call Options – 0.08%
Activision Blizzard, Inc. (h)
Expiration: November 2021, Exercise Price: $80.00	12	$93,828	2,424
Altice USA, Inc. (h)
Expiration: December 2021, Exercise Price: $20.00	15	24,450	675
Amgen, Inc.
Expiration: November 2021, Exercise Price: $215.00	1	20,697	193
Apple, Inc. (h)
Expiration: November 2021, Exercise Price: $155.00	3	44,940	328
The Boeing Company
Expiration: November 2021, Exercise Price: $230.00	3	62,109	220
Expiration: November 2021, Exercise Price: $250.00	6	124,218	117
ConocoPhillips (h)
Expiration: November 2021, Exercise Price: $75.00	24	178,776	4,908
Crowdstrike Holdings, Inc. (h)
Expiration: November 2021, Exercise Price: $285.00	2	56,360	1,765
Five9, Inc.
Expiration: November 2021, Exercise Price: $165.00	60	948,060	26,100
Ford Motor Company (h)
Expiration: November 2021, Exercise Price: $15.00	32	54,656	6,864
General Motors Company (h)
Expiration: November 2021, Exercise Price: $60.00	11	59,873	231
Howmet Aerospace, Inc.
Expiration: November 2021, Exercise Price: $33.00	10	29,690	175
iShares Russell 2000 ETF
Expiration: December 2021, Exercise Price: $238.00	39	889,395	11,369

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

		Notional
	Contracts (c)	Amount	Value
Purchased Call Options – 0.08% (Continued)
LiveRamp Holdings, Inc.
Expiration: December 2021, Exercise Price: $50.00	49	$262,199	$29,890
NIKE, Inc. (h)
Expiration: December 2021, Exercise Price: $165.00	4	66,916	2,800
Occidental Petroleum Corporation (h)
Expiration: November 2021, Exercise Price: $31.00	22	73,766	7,040
Peabody Energy Corporation
Expiration: January 2022, Exercise Price: $20.00	39	46,371	2,438
Pfizer, Inc.
Expiration: November 2021, Exercise Price: $43.00	1	4,374	164
Pioneer Natural Resources Company (h)
Expiration: December 2021, Exercise Price: $190.00	4	74,792	3,200
Sinclair Broadcast Group, Inc.
Expiration: November 2021, Exercise Price: $29.00	20	52,260	800
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: November 2021, Exercise Price: $115.00	144	1,531,584	22,176
Tesla, Inc. (h)
Expiration: November 2021, Exercise Price: $1,100.00	2	222,800	14,730
VMware, Inc. (h)
Expiration: November 2021, Exercise Price: $157.50	6	91,020	1,500
Wells Fargo & Company (h)
Expiration: November 2021, Exercise Price: $48.00	54	276,264	17,280
Zendesk, Inc.
Expiration: December 2021, Exercise Price: $105.00	32	325,760	19,200
			176,587

Purchased Put Options – 0.01%
Accenture plc (h)
Expiration: November 2021, Exercise Price: $350.00	10	358,790	1,975
Adobe, Inc.
Expiration: November 2021, Exercise Price: $630.00	2	130,072	860
Coinbase Global, Inc.
Expiration: November 2021, Exercise Price: $300.00	12	383,304	11,160
Expiration: November 2021, Exercise Price: $270.00	2	63,884	790
iShares 20+ Year Treasury Bond ETF (h)
Expiration: November 2021, Exercise Price: $142.00	8	118,152	524
iShares Expanded Tech-Software Sector ETF
Expiration: November 2021, Exercise Price: $430.00	7	307,342	3,500
salesforce.com, Inc.
Expiration: November 2021, Exercise Price: $290.00	2	59,938	393

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

		Notional
	Contracts (c)	Amount	Value
Purchased Put Options – 0.01% (Continued)
SPDR S&P Biotech ETF
Expiration: December 2021, Exercise Price: $125.00	1	$12,481	$525
SPDR S&P 500 ETF Trust (h)
Expiration: November 2021, Exercise Price: $445.00	20	918,500	4,570
Technology Select Sector SPDR Fund (h)
Expiration: November 2021, Exercise Price: $153.00	115	1,857,595	6,900
Western Digital Corporation (h)
Expiration: November 2021, Exercise Price: $55.00	5	26,145	1,713
			32,910
Total Purchased Options
(Cost $242,234)			209,497

	Principal
	Amount
LONG ESCROW NOTES – 0.02%
Altaba, Inc. (a)(b)(g)	$5,796	36,515
Total Long Escrow Notes
(Cost $37,819)		36,515

	Shares
LONG SHORT-TERM INVESTMENTS – 25.12%
Fidelity Investments Money Market
Government Portfolio, Class I, 0.01% (d)(e)	57,959,730	57,959,730
Total Long Short-Term Investments
(Cost $57,959,730)		57,959,730
Total Long Investments
(Cost $221,886,248) – 98.01%		226,082,409

SECURITIES SOLD SHORT (f) – (32.82)%
SHORT COMMON STOCKS – (24.31)%
Aerospace & Defense – (0.24)%
Virgin Galactic Holdings, Inc.	(29,815)	(559,031)
		(559,031)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Air Freight & Logistics – (0.12)%
C.H. Robinson Worldwide, Inc.	(986)	$(95,632)
Expeditors International of Washington, Inc.	(396)	(48,811)
FedEx Corporation	(205)	(48,284)
United Parcel Service, Inc., Class B	(320)	(68,310)
		(261,037)

Auto Components – (0.23)%
American Axle & Manufacturing Holdings, Inc.	(995)	(9,035)
BorgWarner, Inc.	(918)	(41,374)
Magna International, Inc. (b)	(594)	(48,292)
Veoneer, Inc.	(12,187)	(428,982)
		(527,683)

Automobiles – (0.13)%
Bayerische Motoren Werke AG (b)	(1,378)	(139,228)
Ford Motor Company	(2,411)	(41,180)
Stellantis NV (b)	(5,070)	(101,096)
Tesla, Inc. (a)	(11)	(12,254)
		(293,758)

Banks – (2.52)%
Associated Banc-Corporation	(5,714)	(127,308)
Banco Comercial Portugues SA (b)	(116,296)	(20,982)
Bank of America Corporation	(9,791)	(467,814)
BankUnited, Inc.	(4,303)	(174,530)
BOK Financial Corporation	(1,226)	(124,034)
CIT Group, Inc.	(2,540)	(125,806)
Citigroup, Inc.	(7,341)	(507,703)
Citizens Financial Group, Inc.	(2,561)	(121,340)
Columbia Banking System, Inc.	(2,268)	(77,407)
Cullen/Frost Bankers, Inc.	(1,170)	(151,515)
Fifth Third Bancorporation	(7,988)	(347,718)
FinecoBank Banca Fineco SpA (b)	(5,008)	(95,642)
First Citizens BancShares, Inc.	(8)	(6,511)
First Horizon National Corporation	(22,046)	(374,121)
First Republic Bank	(931)	(201,403)
FNB Corporation	(9,838)	(114,613)
Great Western Bancorporation, Inc.	(1,292)	(43,993)
Hilltop Holdings, Inc.	(1,579)	(55,960)
KBC Group N.V. (b)	(932)	(86,791)
M&T Bank Corporation	(2,567)	(377,657)
National Bank of Canada (b)	(3,125)	(258,716)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Banks – (2.52)% (Continued)
Old National Bancorp	(5,880)	$(100,430)
The PNC Financial Services Group, Inc.	(1,882)	(397,158)
Regions Financial Corporation	(18,713)	(443,124)
Renasant Corporation	(2,760)	(103,252)
Simmons First National Corporation	(2,770)	(82,795)
Svenska Handelsbanken AB (b)	(11,316)	(129,708)
Texas Capital Bancshares, Inc.	(4,257)	(257,974)
Truist Financial Corporation	(2,464)	(156,390)
U.S. Bancorp	(3,332)	(201,153)
United Community Banks, Inc.	(1,962)	(68,356)
		(5,801,904)

Beverages – (0.64)%
Anheuser-Busch InBev SA – ADR (b)	(568)	(34,773)
The Boston Beer Company, Inc., Class A	(135)	(66,485)
Keurig Dr. Pepper, Inc.	(10,676)	(385,297)
Molson Coors Brewing Company, Class B	(12,248)	(540,014)
National Beverage Corporation	(4,978)	(280,759)
PepsiCo, Inc.	(1,084)	(175,175)
		(1,482,503)

Biotechnology – (0.23)%
Acceleron Pharma, Inc.	(437)	(76,117)
Amgen, Inc.	(78)	(16,144)
Biogen, Inc.	(19)	(5,067)
Biomea Fusion, Inc.	(78)	(838)
Cerevel Therapeutics Holdings, Inc.	(20)	(813)
ChemoCentryx, Inc.	(8)	(278)
Connect Biopharma Holdings Ltd. – ADR (b)	(182)	(2,883)
Kodiak Sciences, Inc.	(61)	(7,142)
Krystal Biotech, Inc.	(117)	(5,861)
Moderna, Inc.	(1,176)	(405,967)
Novavax, Inc.	(39)	(5,804)
Sana Biotechnology, Inc.	(58)	(1,203)
VectivBio Holding AG (b)	(52)	(281)
Werewolf Therapeutics, Inc.	(41)	(642)
		(529,040)

Building Products – (0.25)%
Allegion plc (b)	(419)	(53,758)
American Woodmark Corporation	(296)	(20,347)
Carrier Global Corporation	(2,506)	(130,888)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Building Products – (0.25)% (Continued)
Johnson Controls International plc (b)	(546)	$(40,060)
Lennox International, Inc.	(1,101)	(329,507)
Trane Technologies plc (b)	(59)	(10,675)
		(585,235)

Capital Markets – (0.81)%
Apollo Global Management, Inc.	(2,322)	(178,678)
Azimut Holding S.p.A. (b)	(2,982)	(85,877)
The Bank New York Mellon Corporation	(8,285)	(490,472)
The Charles Schwab Corporation	(1,218)	(99,913)
Deutsche Bank AG (b)	(336)	(4,316)
Deutsche Boerse AG (b)	(454)	(75,367)
Julius Baer Group Ltd. (b)	(1,865)	(134,899)
S&P Global, Inc.	(1,705)	(808,443)
		(1,877,965)

Chemicals – (0.59)%
BASF SE (b)	(4,348)	(312,942)
Chr Hansen Holding A/S (b)	(1,082)	(86,089)
Dow, Inc.	(7,961)	(445,577)
Ecolab, Inc.	(156)	(34,666)
HB Fuller Company	(217)	(15,301)
LyondellBasell Industries N.V., Class A (b)	(2,651)	(246,066)
PPG Industries, Inc.	(254)	(40,785)
RPM International, Inc.	(507)	(44,211)
The Scotts Miracle-Gro Company	(516)	(76,605)
The Sherwin-Williams Company	(178)	(56,357)
		(1,358,599)

Commercial Services & Supplies – (0.01)%
Ritchie Brothers Auctioneers, Inc. (b)	(390)	(26,657)

Communications Equipment – (0.08)%
Cisco Systems, Inc.	(3,289)	(184,085)

Construction & Engineering – (0.02)%
MasTec, Inc.	(513)	(45,724)

Consumer Finance – (0.27)%
American Express Company	(1,813)	(315,063)
Discover Financial Services	(2,618)	(296,672)
		(611,735)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Containers & Packaging – (0.10)%
Amcor plc (b)	(4,524)	$(54,605)
Ball Corporation	(760)	(69,525)
Crown Holdings, Inc.	(455)	(47,315)
Graphic Packaging Holding Company	(392)	(7,813)
Pactiv Evergreen, Inc.	(462)	(6,426)
Sealed Air Corporation	(400)	(23,728)
WestRock Company	(195)	(9,379)
		(218,791)

Diversified Consumer Services – (0.01)%
Frontdoor, Inc.	(451)	(16,813)

Diversified Financial Services – (0.03)%
Berkshire Hathaway, Inc., Class B	(269)	(77,206)

Diversified Telecommunication Services – (0.05)%
Verizon Communications, Inc.	(2,004)	(106,192)

Electric Utilities – (0.05)%
Duke Energy Corporation	(1,022)	(104,254)

Electrical Equipment – (0.12)%
Emerson Electric Company	(1,945)	(188,684)
GrafTech International Ltd.	(1,048)	(11,214)
Hubbell, Inc.	(201)	(40,073)
Rockwell Automation, Inc.	(40)	(12,776)
Sensata Technologies Holding plc (b)	(126)	(6,943)
Shoals Technologies Group, Inc.	(386)	(11,962)
		(271,652)

Electronic Equipment, Instruments & Components – (0.12)%
II-VI, Inc.	(1,613)	(97,603)
SYNNEX Corporation	(1,764)	(185,220)
		(282,823)

Energy Equipment & Services – (0.10)%
Baker Hughes, Inc.	(4,410)	(110,603)
Helmerich & Payne, Inc.	(3,682)	(114,289)
ProPetro Holding Corporation	(612)	(5,869)
		(230,761)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Entertainment – (0.24)%
Activision Blizzard, Inc.	(291)	$(22,753)
Electronic Arts, Inc.	(4)	(561)
Roku, Inc.	(245)	(74,701)
The Walt Disney Company	(2,694)	(455,475)
		(553,490)

Food & Staples Retailing – (0.31)%
Costco Wholesale Corporation	(328)	(161,225)
Sysco Corporation	(2,054)	(157,953)
Wal-Mart Stores, Inc.	(2,568)	(383,710)
		(702,888)

Food Products – (1.05)%
AAK AB (b)	(5,578)	(122,003)
Archer-Daniels-Midland Company	(3,108)	(199,658)
B&G Foods, Inc.	(4,803)	(141,400)
Beyond Meat, Inc.	(279)	(27,616)
Campbell Soup Company	(10,476)	(418,516)
Flowers Foods, Inc.	(6,056)	(149,886)
General Mills, Inc.	(2,183)	(134,910)
Hormel Foods Corporation	(3,276)	(138,640)
McCormick & Company, Inc.	(3,011)	(241,573)
Mondelez International, Inc., Class A	(10,703)	(650,100)
Nestle SA (b)	(591)	(77,957)
Post Holdings, Inc.	(1,131)	(114,774)
Tattooed Chef, Inc.	(866)	(15,562)
		(2,432,595)

Health Care Equipment & Supplies – (0.10)%
Baxter International, Inc.	(492)	(38,848)
Becton, Dickinson and Company	(189)	(45,283)
BioLife Solutions, Inc.	(490)	(26,044)
CryoPort, Inc.	(282)	(22,994)
Medtronic plc (b)	(373)	(44,708)
Novocure Ltd. (b)	(19)	(1,949)
Pulse Biosciences, Inc.	(90)	(1,898)
STERIS plc (b)	(226)	(52,825)
		(234,549)

Health Care Providers & Services – (0.12)%
HCA Holdings, Inc.	(591)	(148,022)
Quest Diagnostics, Inc.	(197)	(28,915)
UnitedHealth Group, Inc.	(219)	(100,843)
		(277,780)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Hotels, Restaurants & Leisure – (0.49)%
Carnival Corporation (b)	(17)	$(377)
Choice Hotels International, Inc.	(426)	(59,904)
Cracker Barrel Old Country Store, Inc.	(587)	(78,171)
DraftKings, Inc.	(476)	(22,177)
Hilton Grand Vacations, Inc.	(3,443)	(173,114)
Hyatt Hotels Corporation, Class A	(299)	(25,475)
Norwegian Cruise Line Holdings Ltd. (b)	(10)	(257)
Penn National Gaming, Inc.	(1,407)	(100,741)
Restaurant Brands International, Inc. (b)	(3,248)	(183,967)
Royal Caribbean Cruises Ltd. (b)	(3)	(253)
SeaWorld Entertainment, Inc.	(1,176)	(74,676)
Vail Resorts, Inc.	(295)	(101,689)
Wynn Resorts Ltd.	(3,452)	(309,990)
		(1,130,791)

Household Durables – (0.18)%
Electrolux AB (b)	(4,808)	(109,394)
Helen of Troy Ltd. (b)	(417)	(93,804)
KB Home	(333)	(13,370)
Leggett & Platt, Inc.	(190)	(8,901)
MDC Holdings, Inc.	(369)	(18,074)
PulteGroup, Inc.	(879)	(42,262)
TopBuild Corporation	(245)	(62,958)
Vizio Holding Corporation	(3,416)	(70,165)
		(418,928)

Household Products – (0.45)%
Church & Dwight Company, Inc.	(4,511)	(394,081)
The Clorox Company	(1,758)	(286,572)
Kimberly-Clark Corporation	(914)	(118,354)
Reynolds Consumer Products, Inc.	(9,232)	(249,079)
		(1,048,086)

Industrial Conglomerates – (0.45)%
3M Company	(4,657)	(832,113)
General Electric Company	(774)	(81,169)
Honeywell International, Inc.	(559)	(122,209)
		(1,035,491)

Insurance – (0.12)%
Aon plc (b)	(256)	(81,900)
Manulife Financial Corporation (b)	(5,480)	(106,757)
Storebrand ASA (b)	(7,750)	(83,120)
		(271,777)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Interactive Media & Services – (0.04)%
Bumble, Inc.	(568)	$(29,832)
Taboola.com Ltd. (b)	(6,929)	(65,063)
Twitter, Inc.	(98)	(5,247)
		(100,142)

Internet & Direct Marketing Retail – (0.24)%
DoorDash, Inc.	(672)	(130,906)
Farfetch Ltd. (b)	(1,393)	(54,619)
Fiverr International Ltd. (b)	(235)	(40,032)
Wayfair, Inc.	(1,329)	(331,054)
		(556,611)

IT Services – (0.71)%
Automatic Data Processing, Inc.	(514)	(115,388)
Euronet Worldwide, Inc.	(1,241)	(139,228)
Fidelity National Information Services, Inc.	(314)	(34,772)
Global Payments, Inc.	(490)	(70,065)
International Business Machines Corporation	(1,986)	(248,449)
Jack Henry & Associates, Inc.	(350)	(58,268)
Okta, Inc.	(800)	(197,744)
Shift4 Payments, Inc.	(98)	(6,187)
Shopify, Inc., Class A (b)	(33)	(48,402)
Snowflake, Inc.	(78)	(27,599)
Square, Inc., Class A	(1,706)	(434,177)
Squarespace, Inc.	(1,568)	(61,058)
Toast, Inc.	(1,489)	(79,244)
Twilio, Inc.	(255)	(74,297)
Wix.com Ltd. (b)	(197)	(36,634)
		(1,631,512)

Leisure Products – (0.05)%
Hayward Holdings, Inc.	(970)	(22,494)
Peloton Interactive, Inc.	(930)	(85,039)
		(107,533)

Life Sciences Tools & Services – (0.21)%
Evotec S.E. (b)	(19)	(921)
PPD, Inc.	(9,280)	(437,738)
Rapid Micro Biosystems, Inc.	(94)	(1,917)
Thermo Fisher Scientific, Inc.	(78)	(49,379)
		(489,955)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Machinery – (0.60)%
Allison Transmission Holdings, Inc.	(791)	$(26,388)
Caterpillar, Inc.	(401)	(81,808)
Colfax Corporation	(114)	(5,885)
Cummins, Inc.	(263)	(63,078)
Donaldson Company, Inc.	(185)	(11,102)
Flowserve Corporation	(2,148)	(72,216)
Fortive Corporation	(715)	(54,133)
Hydrofarm Holdings Group, Inc.	(1,272)	(41,938)
IDEX Corporation	(192)	(42,733)
Illinois Tool Works, Inc.	(1,263)	(287,800)
Kennametal, Inc.	(1,543)	(61,334)
Oshkosh Corporation	(219)	(23,433)
Otis Worldwide Corporation	(1,294)	(103,921)
PACCAR, Inc.	(238)	(21,329)
Pentair plc (b)	(1,781)	(131,741)
Proto Labs, Inc.	(98)	(5,861)
Stanley Black & Decker, Inc.	(714)	(128,327)
The Timken Company	(477)	(33,843)
The Toro Company	(206)	(19,667)
Westinghouse Air Brake Technologies Corporation	(1,329)	(120,580)
Xylem, Inc.	(294)	(38,393)
		(1,375,510)

Marine – (0.04)%
AP Moller – Maersk A/S, Class B (b)	(33)	(95,632)

Media – (0.37)%
Charter Communications, Inc., Class A	(767)	(517,641)
Comcast Corporation, Class A	(1,112)	(57,190)
Discovery, Inc.	(28)	(656)
Magnite, Inc.	(1,391)	(37,599)
Nexstar Media Group, Inc., Class A	(237)	(35,534)
Omnicom Group, Inc.	(986)	(67,127)
PubMatic, Inc.	(2,306)	(65,905)
Sinclair Broadcast Group, Inc., Class A	(1,354)	(35,380)
ViacomCBS, Inc.	(965)	(34,952)
		(851,984)

Metals & Mining – (0.77)%
Alumina Ltd. (b)	(19,600)	(29,622)
BHP Group Ltd. – ADR (b)	(856)	(46,943)
BHP Group Ltd. (b)	(7,814)	(214,626)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Metals & Mining – (0.77)% (Continued)
Century Aluminum Company	(6,151)	$(81,255)
First Quantum Minerals Ltd. (b)	(6,775)	(160,397)
Fortescue Metals Group Ltd. (b)	(23,846)	(248,475)
Freeport-McMoRan, Inc.	(3,302)	(124,551)
Lundin Mining Corporation (b)	(5,823)	(50,674)
Nucor Corporation	(1,176)	(131,300)
Rio Tinto plc – ADR (b)	(4,280)	(270,796)
Vale SA – ADR (b)	(33,171)	(422,267)
		(1,780,906)

Multiline Retail – (0.07)%
Nordstrom, Inc.	(23)	(661)
Target Corporation	(616)	(159,926)
		(160,587)

Multi-Utilities – (0.05)%
Consolidated Edison, Inc.	(1,667)	(125,692)

Oil, Gas & Consumable Fuels – (2.22)%
APA Corporation	(14,006)	(367,097)
BP plc – ADR (b)	(6,749)	(194,304)
Canadian Natural Resources Ltd. (b)	(7,084)	(301,141)
Cenovus Energy, Inc. (b)	(29,030)	(347,779)
Chevron Corporation	(1,946)	(222,798)
CNX Resources Corporation	(22,532)	(329,192)
Comstock Resources, Inc.	(26,180)	(258,397)
ConocoPhillips	(3,724)	(277,401)
Delek U.S. Holdings, Inc.	(800)	(15,560)
Diamondback Energy, Inc.	(3,342)	(358,229)
EOG Resources, Inc.	(4,467)	(413,019)
EQT Corporation	(15,674)	(312,069)
Equinor ASA (b)	(5,056)	(128,111)
Exxon Mobil Corporation	(319)	(20,566)
Hess Corporation	(4,430)	(365,785)
Laredo Petroleum, Inc.	(641)	(48,331)
Murphy Oil Corporation	(13,026)	(362,514)
Peabody Energy Corporation	(6,860)	(81,565)
Ring Energy, Inc.	(7,262)	(27,305)
Royal Dutch Shell plc – ADR (b)	(5,798)	(266,244)
Southwestern Energy Company	(34,249)	(167,135)
TotalEnergies SE – ADR (b)	(5,108)	(255,962)
		(5,120,504)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Personal Products – (0.03)%
Edgewell Personal Care Company	(501)	$(17,530)
The Estee Lauder Companies, Inc., Class A	(147)	(47,676)
		(65,206)

Pharmaceuticals – (0.10)%
Aurora Cannabis, Inc. (b)	(2,094)	(13,883)
Canopy Growth Corporation (b)	(8,857)	(111,864)
GlaxoSmithKline plc – ADR (b)	(203)	(8,593)
Novartis AG – ADR (b)	(453)	(37,490)
Pfizer, Inc.	(1,279)	(55,944)
PLx Pharma, Inc.	(40)	(492)
Rain Therapeutics, Inc.	(81)	(1,262)
Royalty Pharma plc (b)	(101)	(3,993)
Ventyx Biosciences, Inc.	(31)	(630)
		(234,151)

Professional Services – (0.02)%
Nielsen Holdings plc (b)	(2,810)	(56,903)

Real Estate Investment Trusts (REITs) – (5.22)%
AGNC Investment Corporation	(22,089)	(351,657)
American Homes 4 Rent, Class A	(4,688)	(190,333)
Annaly Capital Management, Inc.	(40,633)	(343,755)
Brandywine Realty Trust	(58,298)	(772,448)
Brixmor Property Group, Inc.	(471)	(11,040)
Broadstone Net Lease, Inc.	(34,236)	(910,335)
Camden Property Trust	(4,264)	(695,458)
Douglas Emmett, Inc.	(8,090)	(264,381)
EastGroup Properties, Inc.	(2,733)	(540,533)
Essential Properties Realty Trust, Inc.	(20,521)	(611,321)
Extra Space Storage, Inc.	(1,727)	(340,858)
Healthcare Realty Trust, Inc.	(12,926)	(427,334)
Host Hotels & Resorts, Inc.	(552)	(9,290)
Innovative Industrial Properties, Inc.	(1,073)	(282,296)
LTC Properties, Inc.	(10,052)	(320,257)
National Health Investors, Inc.	(1,942)	(104,441)
National Retail Properties, Inc.	(5,073)	(230,111)
Physicians Realty Trust	(2,702)	(51,365)
Prologis, Inc.	(7,502)	(1,087,490)
Public Storage	(354)	(117,592)
Realty Income Corporation	(723)	(51,644)
Regency Centers Corporation	(12,062)	(849,285)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Real Estate Investment Trusts (REITs) – (5.22)% (Continued)
Rexford Industrial Realty, Inc.	(8,968)	$(602,650)
SITE Centers Corporation	(47,687)	(757,746)
SL Green Realty Corporation	(4,780)	(334,935)
STORE Capital Corporation	(7,346)	(252,188)
UDR, Inc.	(9,572)	(531,533)
Washington Real Estate Investment Trust	(15,330)	(388,615)
Welltower, Inc.	(7,199)	(578,800)
Weyerhaeuser Company	(1,151)	(41,114)
		(12,050,805)

Real Estate Management & Development – (0.03)%
Opendoor Technologies, Inc.	(2,761)	(65,463)

Road & Rail – (0.57)%
Avis Budget Group, Inc.	(147)	(25,477)
Canadian Pacific Railway Ltd. (b)	(10,799)	(835,843)
Covenant Transportation Group, Inc., Class A	(488)	(13,859)
CSX Corporation	(294)	(10,634)
Heartland Express, Inc.	(1,986)	(32,431)
J.B. Hunt Transport Services, Inc.	(78)	(15,381)
Norfolk Southern Corporation	(25)	(7,326)
Old Dominion Freight Line, Inc.	(42)	(14,337)
Ryder System, Inc.	(1,141)	(96,928)
Uber Technologies, Inc.	(3,863)	(169,277)
Union Pacific Corporation	(352)	(84,973)
Werner Enterprises, Inc.	(392)	(17,765)
		(1,324,231)

Semiconductors & Semiconductor Equipment – (0.94)%
Advanced Micro Devices, Inc.	(9,817)	(1,180,298)
Intel Corporation	(4,116)	(201,684)
Lam Research Corporation	(294)	(165,689)
Lattice Semiconductor Corporation	(688)	(47,775)
Microchip Technology, Inc.	(784)	(58,086)
MKS Instruments, Inc.	(53)	(7,953)
Onto Innovation, Inc.	(254)	(20,119)
Skyworks Solutions, Inc.	(975)	(162,952)
Synaptics, Inc.	(294)	(57,204)
Taiwan Semiconductor Manufacturing Company Ltd. – ADR (b)	(98)	(11,143)
Texas Instruments, Inc.	(1,372)	(257,222)
		(2,170,125)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Software – (0.60)%
Autodesk, Inc.	(470)	$(149,277)
DoubleVerify Holdings, Inc.	(1,846)	(72,972)
Duck Creek Technologies, Inc.	(392)	(12,348)
ForgeRock, Inc.	(624)	(18,421)
Intuit, Inc.	(141)	(88,265)
JFrog Ltd. (b)	(571)	(18,666)
nCino, Inc.	(294)	(21,362)
NortonLifeLock, Inc.	(1,958)	(49,831)
Palantir Technologies, Inc.	(10,455)	(270,575)
Qualys, Inc.	(1,480)	(184,230)
RingCentral, Inc., Class A	(138)	(33,642)
SAP SE – ADR (b)	(980)	(141,884)
SentinelOne, Inc.	(382)	(25,365)
The Trade Desk, Inc., Class A	(1,577)	(118,133)
UiPath, Inc.	(1,609)	(80,852)
VMware, Inc., Class A	(196)	(29,733)
Zoom Video Communications, Inc., Class A	(263)	(72,233)
		(1,387,789)

Specialty Retail – (0.29)%
Asbury Automotive Group, Inc.	(194)	(37,968)
AutoNation, Inc.	(177)	(21,438)
CarMax, Inc.	(642)	(87,903)
RH	(148)	(97,625)
Ross Stores, Inc.	(546)	(61,807)
Ulta Beauty, Inc.	(59)	(21,674)
Williams-Sonoma, Inc.	(1,825)	(338,958)
		(667,373)

Technology Hardware, Storage & Peripherals – (0.44)%
Apple, Inc.	(2,311)	(346,188)
Corsair Gaming, Inc.	(292)	(7,139)
Hewlett Packard Enterprise Company	(4,681)	(68,577)
HP, Inc.	(15,700)	(476,181)
Logitech International SA (b)	(985)	(81,784)
Seagate Technology Holdings plc (b)	(294)	(26,187)
Western Digital Corporation	(98)	(5,124)
		(1,011,180)
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
Textiles, Apparel & Luxury Goods – (0.11)%
Ralph Lauren Corporation	(1,677)	$(213,264)
Skechers U.S.A., Inc., Class A	(1,095)	(50,600)
		(263,864)

Thrifts & Mortgage Finance – (0.13)%
Rocket Companies, Inc.	(12,757)	(210,235)
UWM Holdings Corporation	(14,477)	(98,444)
		(308,679)

Trading Companies & Distributors – (0.16)%
Beacon Roofing Supply, Inc.	(109)	(5,763)
Fastenal Company	(6,116)	(349,101)
MSC Industrial Direct Company, Inc.	(91)	(7,650)
		(362,514)

Wireless Telecommunication Services – (0.07)%
T-Mobile U.S., Inc.	(1,375)	(158,166)
Total Short Common Stocks
Proceeds $(54,714,728)		(56,082,840)

SHORT PREFERRED STOCKS – (0.08)%
Automobiles – (0.03)%
Volkswagen AG (b)	(297)	(66,656)

Household Products – (0.05)%
Henkel AG & Company KGaA (b)	(1,377)	(123,362)
Total Short Preferred Stocks
Proceeds $(189,221)		(190,018)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
SHORT EXCHANGE TRADED FUNDS – (8.36)%
AdvisorShares Pure US Cannabis ETF	(250)	$(6,775)
ARK Genomic Revolution ETF	(2,885)	(216,664)
ARK Innovation ETF	(10)	(1,213)
Communication Services Select Sector SPDR Fund	(4,945)	(397,084)
Consumer Discretionary Select Sector SPDR Fund	(756)	(152,069)
Consumer Staples Select Sector SPDR Fund	(14,917)	(1,062,836)
Direxion NASDAQ-100 Equal Weighted Index Shares	(2,268)	(197,996)
Energy Select Sector SPDR Fund	(1,049)	(60,286)
ETFMG Alternative Harvest ETF	(2,083)	(28,058)
Financial Select Sector SPDR Fund	(8,190)	(329,729)
First Trust NASDAQ Cybersecurity ETF	(7,342)	(396,541)
Health Care Select Sector SPDR Fund	(3,033)	(405,876)
Industrial Select Sector SPDR Fund	(4,379)	(457,562)
Invesco QQQ Trust Series 1	(5,210)	(2,011,633)
iShares China Large-Cap ETF	(475)	(19,157)
iShares Cohen & Steers REIT ETF	(8,485)	(597,005)
iShares Core DAX UCITS ETF DE (b)	(197)	(30,293)
iShares Expanded Tech-Software Sector ETF	(2,397)	(1,052,427)
iShares MSCI Emerging Markets ETF	(3,507)	(178,576)
iShares MSCI Eurozone ETF	(2,621)	(131,889)
iShares MSCI Germany Index Fund ETF	(1,970)	(66,527)
iShares MSCI India ETF	(165)	(8,059)
iShares MSCI Taiwan ETF	(974)	(61,382)
iShares Biotechnology ETF	(912)	(145,555)
iShares Russell 2000 ETF	(5,662)	(1,291,219)
iShares Russell 2000 Value ETF	(1,972)	(328,101)
iShares U.S. Transportation Average ETF	(744)	(201,445)
iShares U.S. Home Construction ETF	(1,727)	(124,258)
iShares U.S. Medical Devices ETF	(565)	(36,962)
iShares U.S. Real Estate ETF	(6,084)	(668,267)
iShares U.S. Technology ETF	(6,903)	(761,884)
Material Select Sector SPDR	(149)	(12,683)
SPDR S&P 500 ETF Trust	(5,969)	(2,741,263)
SPDR S&P Biotech ETF	(1,067)	(133,172)
SPDR S&P Homebuilders ETF	(357)	(27,696)
SPDR S&P Metals & Mining ETF	(2,950)	(128,679)
SPDR S&P Retail ETF	(2,111)	(199,046)
SPDR S&P Semiconductor ETF	(1,972)	(436,423)
U.S. Global Jets ETF	(10,764)	(239,176)
Utilities Select Sector SPDR Fund	(3,024)	(202,336)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2021

	Shares	Value
SHORT EXCHANGE TRADED FUNDS – (8.36)% (Continued)
VanEck Vectors Semiconductor ETF	(2,972)	$(813,258)
Vanguard REIT ETF	(26,770)	(2,919,001)
Total Short Exchange Traded Funds
Proceeds $(18,558,156)		(19,280,061)
Total Securities Sold Short
Proceeds $(73,462,105) – (32.75)%		(75,552,919)
Total Investments
(Cost $148,424,143) – 65.26%		150,529,490
Other Assets In Excess Of Liabilities – 34.74%		80,162,927
Net Assets – 100.00%		$230,692,417

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and futures contracts. The total value of assets committed as collateral as of October 31, 2021 is $99,111,890.

(e)	The rate quoted is the annualized seven-day effective yield as of October 31, 2021.
(f)	Securities sold short are not owned by the Fund and cannot produce income.
(g)	Level 3 security. See Note 2 in the Notes to Financial Statements.
(h)	Held in connection with a written option contract, see Schedule of Written Options for more details.
ADR – American Depository Receipt
ETF – Exchange Traded Fund
plc – Public Limited Company
Reg – Registered

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options
October 31, 2021

	Contracts (a)	Notional Amount	Value
WRITTEN CALL OPTIONS
Accenture plc
Expiration: November 2021, Exercise Price: $365.00	(10)	$(358,790)	$(2,325)
Activision Blizzard, Inc.
Expiration: November 2021, Exercise Price: $90.00	(12)	(93,828)	(372)
Adobe, Inc.
Expiration: November 2021, Exercise Price: $665.00	(2)	(130,072)	(1,010)
Altice USA, Inc.
Expiration: December 2021, Exercise Price: $25.00	(15)	(24,450)	(187)
Apple, Inc.
Expiration: November 2021, Exercise Price: $165.00	(3)	(44,940)	(52)
Atlassian Corporation plc (b)
Expiration: November 2021, Exercise Price: $465.00	(1)	(45,813)	(1,110)
ConocoPhillips
Expiration: November 2021, Exercise Price: $80.00	(24)	(178,776)	(1,404)
Crowdstrike Holdings, Inc.
Expiration: November 2021, Exercise Price: $305.00	(2)	(56,360)	(556)
Financial Select Sector SPDR Fund
Expiration: December 2021, Exercise Price: $42.00	(215)	(865,590)	(9,675)
Ford Motor Company
Expiration: November 2021, Exercise Price: $17.00	(32)	(54,656)	(2,016)
General Motors Company
Expiration: November 2021, Exercise Price: $70.00	(11)	(59,873)	(39)
Monday.com Ltd. (b)
Expiration: November 2021, Exercise Price: $340.00	(1)	(37,183)	(4,855)
NIKE, Inc.
Expiration: December 2021, Exercise Price: $180.00	(4)	(66,916)	(630)
Occidental Petroleum Corporation
Expiration: November 2021, Exercise Price: $36.00	(27)	(90,531)	(2,160)
Pioneer Natural Resources Company
Expiration: December 2021, Exercise Price: $200.00	(4)	(74,792)	(1,720)
salesforce.com, Inc.
Expiration: November 2021, Exercise Price: $305.00	(2)	(59,938)	(597)
Scientific Games Corporation
Expiration: November 2021, Exercise Price: $90.00	(8)	(64,040)	(1,560)
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: November 2021, Exercise Price: $125.00	(144)	(1,531,584)	(6,264)
Tesla, Inc.
Expiration: November 2021, Exercise Price: $1,200.00	(2)	(222,800)	(6,740)
VMware, Inc.
Expiration: November 2021, Exercise Price: $165.00	(6)	(91,020)	(990)
Wells Fargo & Company
Expiration: November 2021, Exercise Price: $50.00	(43)	(219,988)	(5,784)
Expiration: November 2021, Exercise Price: $51.00	(47)	(240,452)	(3,243)
			(53,289)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options – Continued
October 31, 2021

	Contracts (a)	Notional Amount	Value
WRITTEN PUT OPTIONS
Activision Blizzard, Inc.
Expiration: November 2021, Exercise Price: $70.00	(12)	$(93,828)	$(582)
Altice USA, Inc.
Expiration: December 2021, Exercise Price: $17.00	(15)	(24,450)	(2,812)
Apple, Inc.
Expiration: November 2021, Exercise Price: $148.00	(3)	(44,940)	(642)
ConocoPhillips
Expiration: November 2021, Exercise Price: $52.50	(12)	(89,388)	(54)
Crowdstrike Holdings, Inc.
Expiration: November 2021, Exercise Price: $275.00	(2)	(56,360)	(1,410)
Five9, Inc.
Expiration: November 2021, Exercise Price: $145.00	(60)	(948,060)	(15,900)
iShares 20+ Year Treasury Bond ETF
Expiration: November 2021, Exercise Price: $136.00	(8)	(118,152)	(120)
NIKE, Inc.
Expiration: December 2021, Exercise Price: $150.00	(4)	(66,916)	(504)
Occidental Petroleum Corporation
Expiration: November 2021, Exercise Price: $27.00	(22)	(73,766)	(253)
Pioneer Natural Resources Company
Expiration: December 2021, Exercise Price: $170.00	(4)	(74,792)	(1,800)
SPDR S&P 500 ETF Trust
Expiration: November 2021, Exercise Price: $431.00	(20)	(918,500)	(2,310)
Technology Select Sector SPDR Fund
Expiration: November 2021, Exercise Price: $143.00	(115)	(1,857,595)	(2,185)
Twilio, Inc.
Expiration: November 2021, Exercise Price: $310.00	(2)	(58,272)	(4,655)
Uber Technologies, Inc.
Expiration: November 2021, Exercise Price: $42.50	(8)	(35,056)	(1,224)
VMware, Inc.
Expiration: November 2021, Exercise Price: $150.00	(6)	(91,020)	(2,940)
Western Digital Corporation
Expiration: November 2021, Exercise Price: $50.00	(5)	(26,145)	(448)
Zendesk, Inc.
Expiration: December 2021, Exercise Price: $100.00	(3)	(30,540)	(1,863)
			(39,702)
TOTAL WRITTEN OPTIONS
(Premiums received $103,414)			$(92,991)

(a)	100 shares per contract.
(b)	Foreign security.
ETF – Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts
October 31, 2021

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan	Accor SA	11/26/21	Pay	0.600% +Euro	Monthly	5,294	$189,454	$—	$1,245
Stanley				Overnight
				Index Average

Morgan	Airbus SE	1/4/22	Pay	0.600% + Euro	Monthly	196	25,232	—	—
Stanley				Overnight
				Index Average

Morgan	Airbus SE	11/26/21	Pay	0.600% + Euro	Monthly	1,600	205,252	—	(3,543)
Stanley				Overnight
				Index Average

Morgan	Airbus SE	11/26/22	Pay	0.600% + Euro	Monthly	491	62,987	—	(1,476)
Stanley				Overnight
				Index Average

Morgan	Airbus SE	11/29/22	Pay	0.600% + Euro	Monthly	359	46,053	—	1,224
Stanley				Overnight
				Index Average

Morgan	Avast plc	9/15/23	Pay	0.600% + Sterling	Monthly	4,702	35,984	—	(907)
Stanley				Overnight
				Index Average

Morgan	BAWAG PSK	5/5/22	Pay	0.600% + Euro	Monthly	1,407	88,494	—	(360)
Stanley				Overnight
				Index Average

Morgan	Coca-Cola	4/15/23	Pay	0.600% + Sterling	Monthly	3,342	115,834	—	(1,665)
Stanley	HBC AG			Overnight
				Index Average

Morgan	Cyclicals Vs.	2/5/22	Pay	0.850%	Monthly	100	10,324	—	95
Stanley	Defensive Basket			Fixed Rate

Morgan	Entain plc	2/1/22	Pay	0.600% + Sterling	Monthly	1,167	32,701	—	(1,381)
Stanley				Overnight
				Index Average

Morgan	Entain plc	4/22/22	Pay	0.600% + Sterling	Monthly	7,320	205,115	—	10,676
Stanley				Overnight
				Index Average

Morgan	Flutter	1/6/23	Pay	0.600% +Sterling	Monthly	349	65,859	—	(3,343)
Stanley	Entertainment plc			Overnight
				Index Average

Morgan	Glencore plc	6/16/23	Pay	0.600% + Sterling	Monthly	54,001	270,036	—	25,707
Stanley				Overnight
				Index Average

Morgan	Glencore plc	10/2/23	Pay	0.600% + Sterling	Monthly	5,337	26,688	—	724
Stanley				Overnight
				Index Average

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts – Continued
October 31, 2021

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Morgan	Glencore plc	11/15/22	Pay	0.600% + Sterling	Monthly	109,194	$546,034	$—	$22,165
Stanley				Overnight
				Index Average

Morgan	High Beta	3/22/23	Pay	0.500% + U.S.	Monthly	1,440	95,674	—	1,178
Stanley	Cyclicals Basket			Federal Funds
				Effective Rate

Morgan	HSBC	5/6/22	Pay	0.600% + Sterling	Monthly	49,478	298,114	—	14,868
Stanley	Holdings plc			Overnight
				Index Average

Morgan	Legal & General	5/6/22	Pay	0.600% + Sterling	Monthly	13,798	54,416	—	2,338
Stanley	Group plc			Overnight
				Index Average

Morgan	Lloyds Bank plc	5/6/22	Pay	0.600% + Sterling	Monthly	112,837	77,223	—	(28)
Stanley				Overnight
				Index Average

Morgan	Meggitt plc	9/18/23	Pay	0.600% + Sterling	Monthly	1,221	12,536	—	258
Stanley				Overnight
				Index Average

Morgan	MSGWQLYT	3/21/23	Pay	0.500% + U.S.	Monthly	75	8,100	—	(254)
Stanley	Basket			Federal Funds
				Effective Rate

Morgan	MSWEJTRD	1/4/22	Pay	0.330%+	Monthly	29,286	365,788	—	11,291
Stanley	Basket			1 Month LIBOR

Morgan	Poste	5/5/22	Pay	0.600% + Euro	Monthly	13,950	199,232	—	6,560
Stanley	Italiane SpA			Overnight
				Index Average

Morgan	Remy Cointreau	9/13/23	Pay	0.600% + Euro	Monthly	456	92,117	—	2,168
Stanley				Overnight
				Index Average

Morgan	Societe	5/6/22	Pay	0.600% + Euro	Monthly	3,907	130,510	—	2,492
Stanley	Generale SA			Overnight
				Index Average

Morgan	Stay At	10/24/23	Pay	0.500% + U.S.	Monthly	200	40,508	—	93
Stanley	Home Basket			Federal Funds
				Effective Rate

Morgan	Tax Loss	10/19/23	Pay	0.000% + U.S.	Monthly	995	100,236	—	—
Stanley	2021 Basket			Federal Funds
				Effective Rate

Morgan	TotalEnergies SE	11/29/21	Pay	0.600% + Euro	Monthly	1,575	78,868	—	(811)
Stanley				Overnight
				Index Average

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts – Continued
October 31, 2021

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Morgan	TotalEnergies SE	11/30/22	Pay	0.600% + Euro	Monthly	2,488	$124,587	$—	$(2,705)
Stanley				Overnight
				Index Average

Morgan	U.S. Momentum	2/7/22	Pay	1.120%	Monthly	183	21,496	—	934
Stanley	Basket			Fixed Rate

Morgan	U.S. Quality	2/5/22	Pay	0.950%	Monthly	258	20,410	—	1,109
Stanley	Basket			Fixed Rate

Morgan	Unprofitable	10/20/23	Pay	0.500% + U.S.	Monthly	995	94,187	—	2,099
Stanley	Tech Company			Federal Funds
	Basket			Effective Rate

SHORT EQUITY SWAP CONTRACTS
Morgan	ABN AMRO Bank	5/5/22	Pay	-0.500% + Euro	Monthly	(6,537)	(96,145)	—	(6,115)
Stanley				Overnight
				Index Average

Morgan	Antofagasta plc	6/19/23	Pay	-0.500% + Sterling	Monthly	(5,713)	(111,433)	—	(1,274)
Stanley				Overnight
				Index Average

Morgan	Aviva plc	5/5/22	Pay	-0.500% + Sterling	Monthly	(18,266)	(98,562)	—	1,212
Stanley				Overnight
				Index Average

Morgan	Axa SA	5/6/22	Pay	-0.500% + Euro	Monthly	(3,840)	(111,717)	—	(6,723)
Stanley				Overnight
				Index Average

Morgan	Banco de	5/6/22	Pay	-0.650% + Euro	Monthly	(29,391)	(23,654)	—	(2,958)
Stanley	Sabadell, SA			Overnight
				Index Average
Morgan	BHP Group Ltd.	11/16/22	Pay	-0.500% + Sterling	Monthly	(13,953)	(368,521)	—	3,396
Stanley				Overnight
				Index Average

Morgan	Cyclicals Vs.	7/19/22	Pay	-0.8500%	Monthly	(836)	(86,309)	—	(1,188)
Stanley	Defensive Basket			Fixed Rate

Morgan	Danone SA	11/29/21	Pay	-0.650% + Euro	Monthly	(4,860)	(316,804)	—	3,956
Stanley				Overnight
				Index Average

Morgan	Entain plc	1/6/23	Pay	-0.500% + Sterling	Monthly	(7,320)	(205,115)	—	(69,915)
Stanley				Overnight
				Index Average

Morgan	Groupe Renault	11/29/21	Pay	-0.500% + Euro	Monthly	(238)	(8,576)	—	7
Stanley				Overnight
				Index Average

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts – Continued
October 31, 2021

									Value of
			Pay/Receive		Number of				Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Morgan	Groupe Renault	11/29/22	Pay	-0.500% + Euro	Monthly	(274)	$(9,873)	$—	$(50)
Stanley				Overnight
				Index Average

Morgan	Groupe Renault	11/30/22	Pay	-0.500% + Euro	Monthly	(1,166)	(42,016)	—	(2,801)
Stanley				Overnight
				Index Average

Morgan	Growth Vs.	2/2/22	Pay	-0.8500%	Monthly	(199)	(30,250)	—	(1,364)
Stanley	Value Basket			Fixed Rate

Morgan	High EV	11/22/22	Pay	-0.270% + U.S.	Monthly	(219)	(29,856)	—	(3,632)
Stanley	MSXXEVSA			Federal Funds
	Basket			Effective Rate

Morgan	Hitachi Ltd.	1/5/22	Pay	-0.400% + Bank	Monthly	(54,989)	(615,940)	—	(2,791)
Stanley				of Japan Estimated
				Unsecured Overnight
				Call Rate

Morgan	Infotech Basket	2/2/22	Pay	-0.450% + U.S.	Monthly	(825)	(179,462)	—	(186)
Stanley				Federal Funds
				Effective Rate

Morgan	Infotech Basket	6/30/22	Pay	-0.450% + U.S.	Monthly	(1,095)	(238,195)	—	(312)
Stanley				Federal Funds
				Effective Rate

Morgan	InterContinental	2/1/22	Pay	-0.500% + Sterling	Monthly	(351)	(24,587)	—	(594)
Stanley	Hotels Group plc			Overnight
				Index Average

Morgan	Media Basket	6/30/22	Pay	-0.400% + U.S.	Monthly	(1,967)	(160,940)	—	13,172
Stanley				Federal Funds
				Effective Rate

Morgan	Morgan Stanley	10/27/23	Pay	-0.250% + U.S.	Monthly	(5,295)	(293,502)	—	457
Stanley	Communications			Federal Funds
	Equipment Basket			Effective Rate

Morgan	Morgan Stanley	6/29/22	Pay	-0.500% + U.S.	Monthly	(1,460)	(271,852)	—	(1,650)
Stanley	Crowd Basket			Federal Funds
				Effective Rate

Morgan	Morgan Stanley	11/23/22	Pay	-0.510% + U.S.	Monthly	(140)	(9,125)	—	(281)
Stanley	High Beta			Federal Funds
	Cyclicals Basket			Effective Rate

Morgan	MSGWAUT2	3/22/23	Pay	-0.520% + U.S.	Monthly	(899)	(88,983)	—	353
Stanley	Basket			Federal Funds
				Effective Rate

Morgan	MSWI0002	2/8/22	Pay	-0.450% + Euro	Monthly	(3,864)	(470,755)	—	(4,603)
Stanley	Basket			Overnight
				Index Average
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts – Continued
October 31, 2021

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Morgan	NatWest	5/6/22	Pay	-0.500% + Sterling	Monthly	(61,543)	$(185,563)	$—	$1,781
Stanley	Group plc			Overnight
				Index Average

Morgan	QQQE	11/1/23	Pay	-0.550% + U.S.	Monthly	(5,973)	(602,057)	—	—
Stanley	MSGWQQQE			Federal Funds
	Basket			Effective Rate

Morgan	Retail Bricks &	3/22/23	Pay	-0.430% + U.S.	Monthly	(981)	(59,929)	—	(2,935)
Stanley	Mortar Basket			Federal Funds
				Effective Rate

Morgan	Rio Tinto Group	11/16/22	Pay	-0.500% + Sterling	Monthly	(3,657)	(228,019)	—	9,609
Stanley				Overnight
				Index Average

Morgan	SAAS Basket	2/2/22	Pay	-0.300% + U.S.	Monthly	(304)	(235,287)	—	(5,531)
Stanley				Federal Funds
				Effective Rate

Morgan	SCOR SE	5/6/22	Pay	-0.500% + Euro	Monthly	(2,888)	(97,225)	—	(14,656)
Stanley				Overnight
				Index Average

Morgan	Software Basket	6/30/22	Pay	-0.400% + U.S.	Monthly	(2,019)	(531,603)	—	(45,659)
Stanley				Federal Funds
				Effective Rate

Morgan	Standard	5/5/22	Pay	-0.500% + Sterling	Monthly	(27,496)	(185,956)	—	(15,180)
Stanley	Chartered plc			Overnight
				Index Average

Morgan	Tax Loss	6/29/22	Pay	-0.400% + U.S.	Monthly	(1,451)	(145,898)	—	(3,042)
Stanley	2021 Basket			Federal Funds
				Effective Rate

Morgan	U.S Growth	4/1/22	Pay	-0.700% + U.S.	Monthly	(1,730)	(472,377)	—	(45,627)
Stanley	Long Basket			Federal Funds
				Effective Rate

Morgan	U.S. Momentum	3/31/22	Pay	-0.900% + U.S.	Monthly	(104)	(12,216)	—	(543)
Stanley	Basket			Federal Funds
				Effective Rate

Morgan	U.S. Quality	3/27/23	Pay	-0.750% + U.S.	Monthly	(22)	(5,284)	—	(363)
Stanley	Short Basket			Federal Funds
				Effective Rate

Morgan	U.S. Quality	4/29/22	Pay	-0.750% + U.S.	Monthly	(1,482)	(355,917)	—	(14,348)
Stanley	Short Basket			Federal Funds
				Effective Rate

Morgan	U.S. Value	10/25/23	Pay	-0.260% + U.S.	Monthly	(200)	(29,879)	—	227
Stanley	Long Basket			Federal Funds
				Effective Rate

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts – Continued
October 31, 2021

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Morgan	U.S. Value	2/2/22	Pay	-0.550%	Monthly	(27)	$(11,237)	$—	$(1,042)
Stanley	Short Basket			Fixed Rate

Morgan	U.S. Value	4/1/22	Pay	-0.550%	Monthly	(53)	(22,057)	—	(1,032)
Stanley	Short Basket			Fixed Rate

Morgan	Unprofitable Tech	2/2/22	Pay	-0.520% + U.S.	Monthly	(995)	(94,187)	—	(1,373)
Stanley	Company Basket			Federal Funds
				Effective Rate

Morgan	Unprofitable Tech	3/22/23	Pay	-0.520% + U.S.	Monthly	(94)	(8,898)	—	(910)
Stanley	Company Basket			Federal Funds
				Effective Rate

Morgan	Unprofitable Tech	6/30/22	Pay	-0.250% + U.S.	Monthly	(1,992)	(188,563)	—	(26,163)
Stanley	Company Basket			Federal Funds
				Effective Rate

Morgan	Vacation Basket	2/2/22	Pay	-0.300% + U.S.	Monthly	(1,492)	(215,848)	—	12,088
Stanley				Federal Funds
				Effective Rate

Morgan	WPP plc	1/9/23	Pay	-0.500% + Sterling	Monthly	(2,159)	(31,208)	—	(1,338)
Stanley				Overnight
				Index Average
									$(149,170)

plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Futures Contracts
October 31, 2021

				Value and
		Number of		Unrealized
		Contracts	Notional	Appreciation
Expiration Date	Description	Purchased	Amount	(Depreciation)
LONG FUTURES CONTRACTS
12/21/21	CBT 10-Year U.S. Treasury Bond	310	$33,783,883	$(800,567)
12/21/21	CBT Long Term U.S. Treasury Bond	26	3,767,510	(55,344)
12/21/21	CBT Ultra Long Term U.S. Treasury Bond	194	23,398,937	(219,799)
12/17/21	E-Mini Russell 2000	120	13,771,800	296,492
12/17/21	E-Mini S&P 500	176	40,453,600	1,117,398
12/1/21	iBoxx iShares High Yield Corporate Bond	13	1,950,780	7,144
12/1/21	iBoxx iShares Investment Grade Corporate Bond	14	2,088,310	1,324
			$119,214,820	$346,648

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement of Assets and Liabilities
October 31, 2021

ASSETS:
Investments, at value (Cost $221,886,248)	$226,082,409
Cash	68,552
Foreign currency, at value (Cost $3,475,545)	3,471,555
Deposits at broker for securities sold short	78,785,872
Receivable for investments sold	14,947,217
Deposits for futures	5,168,404
Collateral for swap contracts	1,433,000
Receivable for fund shares sold	310,964
Variation margin receivable	219,475
Dividends and interest receivable	55,582
Prepaid expenses and other receivables	11,780
Total assets	330,554,810

LIABILITIES:
Securities sold short, at value (Proceeds of $73,462,105)	75,552,919
Written option contracts, at value (Premiums received $103,414)	92,991
Payable to broker – foreign currency, at value (Proceeds $6,639,303)	6,610,571
Payable for investments purchased	16,009,943
Payable for fund shares redeemed	587,740
Payable for custodian fees	278,305
Payable to Adviser, net	217,193
Payable for fund administration and fund accounting fees	150,144
Payable for swap contracts, net	149,170
Dividends and interest payable for securities sold short	60,261
Payable for transfer agent fees and expenses	48,912
Payable for compliance fees	7,502
Distribution and shareholder servicing fees payable	3,705
Payable for swap interest, net	5,399
Accrued expenses and other liabilities	87,638
Total liabilities	99,862,393
NET ASSETS	$230,692,417

NET ASSETS CONSISTS OF:
Paid-in capital	221,983,113
Total distributable earnings	8,709,304
Total net assets	$230,692,417

	Class K	Investor
	Shares	Class Shares
Net assets	$221,827,056	$8,865,361
Shares issued and outstanding(1)	20,028,730	811,495
Net asset value, offering, and redemption price per share	$11.08	$10.92

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement of Operations
For the Year Ended October 31, 2021

INVESTMENT INCOME:
Dividend income on long positions (net of foreign withholding taxes of $20,937)	$3,160,642
Interest income, including broker interest on short positions	381,593
Total investment income	3,542,235

EXPENSES:
Investment advisory fees (See Note 3)	2,625,254
Dividends on securities sold short	1,439,642
Borrowing expense on securities sold short	821,777
Custodian fees (See Note 3)	595,812
Fund administration and fund accounting fees (See Note 3)	281,896
Transfer agent fees (See Note 3)	104,961
Audit fees	52,500
Federal and state registration fees	50,137
Legal fees	20,319
Distribution fees – Investor Class (See Note 3)	19,430
Reports to shareholders	17,983
Compliance fees (See Note 3)	15,661
Trustees’ fees (See Note 3)	13,124
Shareholder servicing fees – Investor Class (See Note 5)	7,772
Other	13,519
Total expenses before reimbursement	6,079,787
Less: Expense reimbursement by Adviser (See Note 3)	(1,165,912)
Net expenses	4,913,875
NET INVESTMENT LOSS	(1,371,640)

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	27,172,739
Securities sold short	(18,838,655)
Written option contracts expired or closed	161,871
Swap contracts	(435,437)
Futures contracts	8,269,345
Forward currency contracts	(51)
Foreign currency transactions	39,937
Net realized gain	16,369,749
Net change in unrealized appreciation(depreciation) on:
Investments	3,754,290
Securities sold short	(3,422,025)
Written option contracts	3,946
Swap contracts	20,886
Futures contracts	732,409
Forward currency contracts	71
Foreign currency translation	43,346
Net change in unrealized appreciation(depreciation)	1,132,923
Net realized and change in unrealized gain on investments	17,502,672
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,131,032

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31, 2021	October 31, 2020
OPERATIONS:
Net investment loss	$(1,371,640)	$(242,607)
Net realized gain on investments, securities sold short, written option contracts expired or closed, swap contracts, futures contracts, forward currency contracts,
and foreign currency transactions	16,369,749	5,158,137
Change in unrealized appreciation(depreciation) on investments, securities sold short, written option contracts, swap contracts, futures contracts, forward currency
contracts and foreign currency translation	1,132,923	221,999
Net increase in net assets resulting from operations	16,131,032	5,137,529

DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(6,974,185)	(9,169,641)
Investor Class	(457,953)	(568,710)
Total distributions to shareholders	(7,432,138)	(9,738,351)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	124,223,633	7,256,590

NET INCREASE IN NET ASSETS	132,922,527	2,655,768

NET ASSETS:
Beginning of year	97,769,890	95,114,122
End of year	$230,692,417	$97,769,890

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	For the Year Ended		For the Year Ended
	October 31, 2021		October 31, 2020
	Shares	Amount	Shares	Amount
Class K:
Issued	14,836,798	$158,993,848	1,268,413	$13,295,986
Issued to holders in
reinvestment of dividends	666,111	6,974,185	617,320	6,315,180
Redeemed	(4,085,024)	(44,414,756)	(1,242,086)	(13,070,540)
Redemption fees	—	—	—	—
Net increase in Class K	11,417,885	$121,553,277	643,647	$ 6,540,626
Investor Class:
Issued	308,532	$3,280,142	97,053	$ 1,005,108
Issued to holders in
reinvestment of dividends	44,204	457,954	55,975	568,710
Redeemed	(100,390)	(1,067,740)	(85,616)	(857,855)
Redemption fees	—	—	—	1
Net increase in Investor Class	252,346	$2,670,356	67,412	$715,964
Net increase in shares outstanding	11,670,231	$124,223,633	711,059	$7,256,590

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Financial Highlights

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2021	2020	2019	2018	2017
Class K

PER SHARE DATA(1):
Net asset value, beginning of year	$10.67	$11.25	$10.44	$10.45	$10.40

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.08)	(0.02)	0.08	0.01	(0.10)
Net realized and unrealized
gain on investments	1.30	0.62	1.18	0.17	0.59
Total from investment operations	1.22	0.60	1.26	0.18	0.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.11)	(0.21)	—	(0.05)
Net realized gains	(0.79)	(1.07)	(0.24)	(0.19)	(0.39)
Total distributions	(0.81)	(1.18)	(0.45)	(0.19)	(0.44)
Redemption fees	—	—	—	0.00 (3)	—
Net asset value, end of year	$11.08	$10.67	$11.25	$10.44	$10.45

TOTAL RETURN	11.88%	5.79%	12.76%	1.61%	4.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$221,827	$91,865	$89,627	$81,498	$33,214
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	3.46%	4.07%	3.95%	4.25%	8.70%
After expense reimbursement(4)	2.79%	3.05%	3.16%	3.27%	3.37%
Ratio of dividends, interest, and borrowing expense
on securities sold short to average net assets	1.29%	1.55%	1.66%	1.77%	1.69%
Ratio of operating expenses to average net assets
excluding dividends, interest, and borrowing
expense on securities sold short(4)	1.50%	1.50%	1.50%	1.50%	1.68%
Ratio of net investment income (loss)
to average net assets(4)	(0.77)%	(0.24)%	0.78%	0.11%	(0.96)%
Portfolio turnover rate(5)	576%	738%	585%	700%	494%

(1)	For a Class K share outstanding for the entire year.
(2)	Calculated based on average shares outstanding during the years.
(3)	Amount per share is less than $0.005.
(4)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the years ended.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Financial Highlights

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2021	2020	2019	2018	2017(1)
Investor Class

PER SHARE DATA(2):
Net asset value, beginning of period	$10.56	$11.16	$10.38	$10.44	$9.99

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.12)	(0.06)	0.05	(0.02)	(0.07)
Net realized and unrealized gain on investments(9)	1.28	0.61	1.18	0.15	0.52
Total from investment operations	1.16	0.55	1.23	0.13	0.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.08)	(0.21)	—	—
Net realized gains	(0.79)	(1.07)	(0.24)	(0.19)	—
Total distributions	(0.80)	(1.15)	(0.45)	(0.19)	—
Redemption fees	—	0.00 (4)	0.00 (4)	0.00 (4)	—
Net asset value, end of period	$10.92	$10.56	$11.16	$10.38	$10.44

TOTAL RETURN(5)	11.43%	5.48%	12.36%	1.22%	4.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,865	$5,905	$5,487	$4,128	$2,989
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	3.80%	4.42%	4.30%	4.60%	11.46%
After expense reimbursement(6)(7)	3.14%	3.40%	3.51%	3.62%	3.96%
Ratio of dividends, interest, and borrowing expense
on securities sold short to average net assets(6)	1.29%	1.55%	1.66%	1.77%	1.95%
Ratio of operating expenses to average net assets
excluding dividends, interest, and borrowing
expense on securities sold short(6)(7)	1.85%	1.85%	1.85%	1.85%	2.01%
Ratio of net investment income (loss)
to average net assets(6)(7)	(1.11)%	(0.59)%	0.43%	(0.24)%	(1.02)%
Portfolio turnover rate(5)(8)	576%	738%	585%	700%	494%

(1)	Inception date of the Investor Class was February 28, 2017.
(2)	For an Investor Class share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods ended.

(9)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements
October 31, 2021

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Weiss Alternative Multi-Strategy Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Weiss Multi-Strategy Advisers LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide returns with moderate volatility and reduced correlation to the bond and equity markets. A secondary objective of the Fund is to limit capital losses during periods when the bond and equity markets decline. The Fund commenced operations on December 1, 2015. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers four share classes, Class A, Class I, Class K and Investor Class. Effective March 31, 2017, the Fund ceased offering Class I. As of October 31, 2021, Class A and Class I shares are not available for purchase. Class K and Investor Class shares have no front-end sales load, no deferred sales charge, and a 1.00% redemption fee prior to November 22, 2019. Investor Class shares are subject to a 0.25% distribution (12b-1) fee and a shareholder servicing fee of up to 0.10% of average daily net assets. Class K shares are not subject to a distribution fee or a shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”).  These securities are categorized in Level 2 of the fair value hierarchy.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2021

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share.  To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2021

valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of October 31, 2021:

	Level 1	Level 2	Level 3		Total
Assets
Investments at Fair Value
Long Common Stocks(1)	$82,974,447	$4,470,895	$3,086		$87,448,428
Long Exchange Traded Funds	80,345,135	—	—		80,345,135
Long Warrants	83,104	—	—	(3)	83,104
Long Escrow Notes	—	—	36,515		36,515
Purchased Options	19,725	189,772	—		209,497
Long Short-Term Investments	57,959,730	—	—		57,959,730
Other Instruments
Futures Contracts(2)	—	346,648	—		346,648
	$221,382,141	$5,007,315	$39,601		$226,429,057

Liabilities
Investments at Fair Value
Short Common Stocks(1)	$(53,887,226)	$(2,195,614)	$—		$(56,082,840)
Short Exchange Traded Funds	(19,280,061)	—	—		(19,280,061)
Short Preferred Stocks	—	(190,018)	—		(190,018)
Other Instruments
Written Options	(2,973)	(90,018)	—		(92,991)
Swap Contracts(2)	—	(149,170)	—		(149,170)
	$(73,170,260)	$(2,624,821)	$—		$(75,795,081)

(1)	Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
(2)	Swap contracts and futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Open Swap and Open Futures contracts.
(3)	Amount less than $0.50.

As of the year ended October 31, 2021, the Fund did not have any transfers into or out of Level 3.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2021

B.  Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends and interest payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.  Transactions with Brokers – The Fund’s deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s written options contracts’, equity swap contracts’, forward currency contracts’ and futures contracts cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund are presented as deposits at brokers on the Statement of Assets and Liabilities. The Fund’s securities sold short and written option contracts are traded through the same account at Morgan Stanley and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2021

originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

E.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities Investments at value as an investment, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing sale transaction, the Fund realizes gains or losses if the cost of the closing sale transaction differs from the premiums paid, when the option was purchased without regard to any unrealized appreciation or depreciation on the underlaying security, and the asset related to such option is eliminated. When a purchased call option is exercised, the premiums originally paid increase the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a purchased put option is exercised, the cost of the security acquired is increased by the premium paid for the put.

F.  Flex Options – FLEX Options are customized option contracts available through the Cboe that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

G.  Forward Currency Contracts – The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the  risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.  Futures Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. The Fund may enter into futures contracts for hedging

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2021

purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)). Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The variation margin on LME futures contracts do not settle daily, but rather settle at their respective maturity dates. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

I.  Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the year ended October 31, 2021, the Fund entered into both long and short equity swap contracts. The Fund may enter into swap contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the Euro OverNight Index Average (“EONIA”) or the Sterling OverNight Index Average (“SONIA”), Bank of Japan Estimate Unsecured Overnight Call Rate (“TONAR”) or the Federal Funds Rate (“FED”) (plus an additional rate. Please see the Schedule of Open Swap for details on a contract by contract basis). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract generally at a rate equal to EONIA, SONIA, TONAR or FED (plus an additional rate. Please see the Schedule of Open Swap Contracts for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

J.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2021

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

K.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

L.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

M.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

N.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

O.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

P.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2021

contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

Q.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

R.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 7 for further derivative disclosure.

The Fund employs a risk optimized allocation strategy by investing in (1) an actively managed, diversified, market neutral multi-strategy portfolio that includes equity securities, debt securities, and/or derivatives (the “Core Market Neutral Component”), (2) a long-only “growth” overlay of equity securities (the “Growth Component”), and (3) a long-only “defensive” overlay of debt securities (the “Defensive Component”). To implement its strategy, the Fund may also use derivatives, such as swaps and futures on indexes, in the Growth and Defensive Components. The Fund’s Growth and Defensive Components consist only of securities purchased with the objective of seeking an increase in the underlying prices of such securities. The Fund’s Growth Component will, under normal circumstances, consist of domestically traded large- and midcap equity securities that aim to approximately track price performance in the overall stock market. The portion of the Fund’s overall portfolio comprised of debt securities, which are held in the Defensive and Core Market Neutral Components, will, under normal market conditions, have a weighted average maturity that exceeds 9 years and will consist primarily of investment-grade debt securities with an average credit rating in excess of “A” by Standard & Poor’s, or an equivalent quality rating from another Nationally Recognized Statistical Rating Organization. The Fund may also invest in below-investment grade debt securities (also referred to as high yield debt securities or “junk” bonds).

The Fund’s Core Market Neutral Component consists of a combination of “long” securities purchased that seek to benefit from an increase in the underlying prices of such securities and “short” securities sold that seek to benefit from a decrease in the underlying prices of such securities. The Fund’s Core Market Neutral Component may be characterized by sector focus, geographic definition, quantitative method, event orientation or some other dominant characteristic. The strategies employed and the allocation among them will vary over time. The common attribute of these strategies is a long/short investment approach whereby various securities or instruments are held long and others are sold short. The Adviser, therefore, applies moderate leverage (i.e., borrowed capital to increase investment exposure) to the Core Market Neutral Component in an effort to enhance absolute returns. In addition, in order to take advantage of certain opportunities in the securities markets, the Fund may engage in active and frequent trading with respect to the Core Market Neutral Component.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2021

The Adviser seeks to allocate assets to each of the three components based on the Adviser’s assessment of each component’s expected contribution to the Fund’s overall portfolio risk. The Adviser utilizes the historical price return and volatility (among other proprietary measures) of each component in order to estimate a component’s risk contribution. Although there is no requirement to invest a specific percentage of the Fund’s assets in a particular component, it is generally expected that a larger percentage of the Fund’s assets will be allocated to low risk asset classes (i.e., those that comprise the bond or Defensive Component) than to higher risk asset classes (i.e., those that comprise the equity or Growth Component). Given that the Adviser seeks to allocate assets to each individual component according to its risk contribution (as measured by its historical price return and volatility), the Fund’s allocation of assets to the Core Market Neutral, Growth and Defensive Components can fluctuate widely.

The equity securities that comprise the Fund’s Growth Component may at any time include positions in U.S. common, preferred or convertible securities of large- or mid- capitalization issuers; securities of other investment companies, including exchange-traded funds (“ETFs”); depositary receipts, including American Depositary Receipts (“ADRs”), and derivatives, such as swaps and futures on indexes. The equity securities that comprise the Fund’s Core Market Neutral Component may at any time include positions in U.S. or non-U.S. common, preferred or convertible securities of any market capitalization throughout the world, including emerging markets countries; securities of other investment companies, including ETFs; and depositary receipts, including ADRs. The debt securities that comprise the Fund’s Defensive Component and Core Market Neutral Component may include corporate debt securities, bonds (including inflation-indexed bonds), notes or other debentures, U.S. Government and foreign government securities, high yield or junk bonds, ETFs, and derivatives, such as swaps and futures on indexes. In addition, the Core Market Neutral Component may invest in derivative instruments, including swaps, interest rate swaps, options or index options (e.g., calls and puts may be purchased or written), futures contracts, and forward contracts. The Fund’s derivative instruments are used for several purposes, including to create investment leverage; as a substitute for securities, interest rates, currencies and commodities; and/or to hedge against market movements.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the year ended October 31, 2021, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	859	$7,464,009
Written Option Contracts	568	5,369,490
Long Total Return Swap Contracts	484,340	4,698,562
Short Total Return Swap Contracts	371,004	6,864,653
Long Futures Contracts	660	89,617,067
Short Futures Contracts	41	4,746,292
Long Forward Currency Contracts	1,330,798	39,822
Short Forward Currency Contracts	1,356,917	39,899

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2021

Statement of Assets and Liabilities

The effect of derivative instruments on the Statement of Assets and Liabilities as of October 31, 2021.

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts
Equity	Investments, at value	$209,497	$—
Written Option Contracts
Equity	Written option contracts, at value	—	92,991
Swap Contracts
Equity	Payable for swap contracts, net	—	149,170
Futures Contracts
Equity	Variation margin for futures contracts	79,300	—
Interest rate	Variation margin for futures contracts	140,175	—
Total Futures Contracts		219,475	—
		$428,972	$242,161

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2021:

	Net Realized Gain (Loss) on Derivatives
	Purchased	Written			Forward
	Option	Option	Swap	Futures	Currency
Derivatives	Contracts*	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(305,025)	$161,871	$(435,437)	$8,757,417	$—	$8,178,826
Commodity Contracts	—	—	—	(2,154)	—	(2,154)
Interest Rate Contracts	—	—	—	(485,918)	—	(485,918)
Foreign Exchange Contracts	—	—	—	—	(51)	(51)
Total	$(305,025)	$161,871	$(435,437)	$8,269,345	$(51)	$7,690,703

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased	Written			Forward
	Option	Option	Swap	Futures	Currency
Derivatives	Contracts**	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(19,670)	$3,946	$20,886	$1,437,477	$—	$1,442,639
Commodity Contracts	—	—	—	2,154	—	2,154
Interest Rate Contracts	—	—	—	(707,222)	—	(707,222)
Foreign Exchange Contracts	—	—	—	—	71	71
Total	$(19,670)	$3,946	$20,886	$732,409	$71	$737,642

*	The amounts disclosed are included in net realized gain (loss) on investments.
**	The amounts disclosed are included in net change in unrealized appreciation (depreciation) on investments.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2021

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed in an Operating Expense Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding 12b-1 fees – Class A and Investor Class (see Note 5), shareholder servicing fees – Class A, Class I and Investor Class (see Note 5), any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) do not exceed 1.50% of the Fund’s average daily net assets. As of October 31, 2021, Class A shares and Class I shares are not available. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provide that, after payment of the recoupment, the Total Annual Fund Operating Expenses do no exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Advisor, with consent of the Board. Waived fees and reimbursed expenses subject to potential recovery during the fiscal year of expiration are as follows:

Expiration	Amount
November 2021 to October 2022	$712,179
November 2022 to October 2023	969,449
November 2023 to October 2024	1,165,912

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2021, are disclosed in the Statement of Operations.

Quasar Distributors, LLC, is the Fund’s distributor (the “Distributor”).  The  Distributor is not affiliated with the Adviser, Fund Services, or it’s affiliated companies.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2021

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended October 31, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by taxing authorities for the tax years prior to October 31, 2018.

As of October 31, 2021, the components of  distributable earnings on a tax basis were as follows:

Tax cost of investments*	$153,470,553
Gross unrealized appreciation	$7,687,245
Gross unrealized depreciation	(13,662,837)
Net unrealized depreciation	(5,975,592)
Undistributed ordinary income	12,879,266
Undistributed long-term capital gain	2,837,493
Other accumulated losses	(1,031,863)
Total distributable earnings	$8,709,304

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, derivatives and constructive sales.

As of October 31, 2021, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable period subsequent to December 31. For the taxable year ended October 31, 2021, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended October 31, 2021 the following table shows the reclassifications made due to tax equalization utilized:

Total
Distributable
Earnings	Paid-in Capital
$(1,835,850)	$1,835,850

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2021

The tax character of distributions paid for the years ended October 31, 2021 and October 31, 2020, respectively, were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2021	$7,432,138	$—	$7,432,138
2020	6,836,476	2,901,875	9,738,351

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for Class A and the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of Class A and the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Class A and Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Class A and Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. As of October 31, 2021, Class A shares were not available. For the year ended October 31, 2021, the Investor Class incurred expenses of $19,430 pursuant to the Plan.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of Class A, Class I and the Investor Class of the Fund’s shares. For the year ended October 31, 2021, the Investor Class incurred expenses of $7,772 to the plan. As of October 31, 2021, Class A and Class I shares were not available for purchase.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distributions and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 1.50% for Class A, Class I and Investor Class.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2021

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended October 31, 2021, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	899,019,780	835,313,857

7.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Morgan Stanley is the prime broker for exchange traded derivatives and the counterparty for swaps.

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts	$153,482	$153,482	$—	$—	$—	$—
Futures Contracts	239,506	20,031	219,475	—	—	219,475
	$392,988	$173,513	$219,475	$—	$—	$219,475

Liabilities:
Description
Written Option Contracts	$92,991	$—	$92,991	$—	$92,991	$—
Swap Contracts	302,652	153,482	149,170	—	149,170	—
Futures Contracts	20,031	20,031	—	—	—	—
	$415,674	$173,513	$242,161	$—	$242,161	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2021

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2021, National Financial Services, for the benefit of its customers, owned 62.70% of the outstanding shares of the Fund.

9.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

10.  SUBSEQUENT EVENTS

On December 20, 2021, the Fund declared a capital gain distribution of $0.68328 per share for the Investor Class and Class K; payable on December 21, 2021 to the shareholders of record on December 20, 2021.

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and there are no other subsequent events to report that would have a material impact on the Fund’s financial statements and the notes to the financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Weiss Alternative Multi-Strategy Fund and
Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, written options, open swap contracts, and open futures contracts, of Weiss Alternative Multi-Strategy Fund (the “Fund”), a series of Series Portfolios Trust, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 29, 2021

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
October 31, 2021

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.

At a meeting held on July 22, 2021 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Weiss Alternative Multi-Strategy Fund (the “Fund”), and Weiss Multi-Strategy Advisors, LLC (“Weiss”), for an additional one- year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Weiss to continue serving as the Fund’s investment adviser for another year.

In connection with the annual review process and in advance of the Meeting, Weiss provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Weiss included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Weiss, including Weiss’ portfolio managers and other personnel, and the investment practices and techniques used by Weiss in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fees payable by the Fund to Weiss and the Fund’s overall fees and operating expenses compared with those of a peer group of mutual funds; (iv) Weiss’ profitability and economies of scale; and (v) other ancillary or “fall-out” benefits Weiss and/or its affiliates may receive based on their relationships with the Fund. In addition to the Meeting, the Board met on June 24, 2021 with Fund Services and counsel to discuss the materials that had been furnished by Weiss in response to the information requests.  The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of Weiss furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by Weiss, and compliance and operational matters related to the Fund and Weiss.

In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through previous interactions with Weiss. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management and the Interested Trustee on several occasions. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.

Nature, Extent and Quality of Services to be Provided to the Fund

The Board considered the nature, extent and quality of services provided to the Fund by Weiss under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of each of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Fund. It also included information about Weiss’ investment process and investment strategy for the Fund, the approach to security selection and the overall positioning of the Fund’s portfolio. The Board noted that Weiss had been managing the Fund’s portfolio since its inception.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2021

The Board evaluated the ability of Weiss, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered Weiss’ compliance program and its compliance record since the inception of the Fund, noting no material deficiencies.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that Weiss is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.

Investment Performance

The Board considered the Fund’s investment performance information as of June 30, 2021 as compared to its benchmark index, the Bloomberg Barclays U.S. Corporate Bond Index, and noted that the Fund’s Class K and Investor Class shares outperformed the index for the one-year, three-year and since inception periods ended June 30, 2021. The Board also noted that the Fund’s Class K shares outperformed the index for the five-year period ended June 30, 2021.  Additionally, the Board considered the Fund’s investment performance for the year-to-date, one-year, three-year and five-year periods ended April 30, 2021 as compared to a peer group derived from funds in the Morningstar, Inc. (“Morningstar”) US Fund Multialternative category (the “Performance Peer Group”).  The Trustees noted that the Fund’s Class K shares outperformed the Performance Peer Group average and median for the one-year, three-year and five-year periods ended April 30, 2021, but underperformed the Performance Peer Group average and median for the year-to-date period.

After considering the investment performance information described above, the Trustees concluded that the performance obtained by Weiss for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees had continued confidence in Weiss’s overall capabilities to manage the Fund.

Fees and Expenses

The Board reviewed and considered the contractual investment management fee rate payable by the Fund to Weiss for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar based on screening criteria applied by Fund Services in consultation with Weiss. The Board noted that the Management Fee Rate was higher than the Expense Group average and median.

The Board received and evaluated information about the nature and extent of responsibilities and duties, as well as the entrepreneurial and other risks, assumed by Weiss. The Board also noted that Weiss reported that it does not manage any accounts using the same or similar strategy as that applied to the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Management Fee Rate was reasonable in light of the services expected to be covered, and those currently being covered, by the Advisory Agreement.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including contractual and/or estimated management fees, administrative fees, custodian and other non-management fees, Rule 12b-1 fees and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board recognized that Weiss had entered into an expense limitation agreement (the “Expense Limitation Agreement”) to limit the total annual fund operating expenses of each class of the Fund (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2021

interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). The Board considered the net operating expense ratios in comparison to the average and median ratios of the Expense Group. The Board noted that the Fund’s net expense ratio for each of Class K and Investor Class shares was higher than both the average ratio and median ratio of the Expense Group.  The Board acknowledged that Weiss absorbs all expenses incurred by the Fund above its management fee, excepting any expenses not covered under the Expense Limitation Agreement. The Board received a description of the methodology and screening criteria used by Fund Services to select the mutual funds and share classes in the Expense Group. While the Board recognized that comparisons between the Fund and Expense Peer Group may be imprecise, the comparative information assisted the Board in evaluating the reasonableness of the Fund’s Management Fee Rate and net expense ratios.

Based on its consideration of the factors and information it deemed relevant, including the features of the Fund as described above, the Board concluded that the expense structure of the Fund supported the continuation of the Advisory Agreement.

Profitability and Economies of Scale

The Board requested and received a report on Weiss’ revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2021. The Board noted that Weiss has subsidized the Fund’s operations since inception but has not yet recouped those subsidies. The Board further observed that Weiss’s profit from sponsoring the Fund had not been, and currently was not, excessive.

With respect to economies of scale, the Board reviewed the Fund’s operating history and noted that the Fund had experienced growth since it commenced operations. The Board then considered whether the Fund was large enough to generate economies of scale the benefit of for shareholders or whether economies of scale would be expected to be realized as Fund assets grow. The Board was advised that the Expense Limitation Agreement limits costs to shareholders and provides a means of sharing potential economies of scale with the Fund’s shareholders. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals as Weiss continues to expand its operations and the Fund grows.

Ancillary Benefits Derived from the Relationship with the Fund

The Board received and considered information regarding ancillary or “fall-out” benefits to Weiss as a result of its relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions. In this regard, the Board considered that Weiss confirmed it had benefited firm-wide from research credits generated by Fund portfolio transactions over the past twelve months. Ancillary benefits could also include benefits potentially derived from an increase in Weiss’ business as a result of its relationship with the Fund (such as the ability to market to shareholders other potential financial products and services offered by Weiss, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Weiss were unreasonable.

Conclusions

In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the Advisory Agreement for an additional one-year term.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement Regarding the Fund’s Liquidity Risk Management Program (Unaudited)
October 31, 2021

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Series Portfolios Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Weiss Multi-Strategy Advisers, LLC (the “Adviser”), the investment adviser to the Weiss Alternative Multi-Strategy Fund (the “Fund”), a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved the Adviser as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Liquidity Risk Management Committee. The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On October 22, 2021, the Board reviewed the Program Administrator’s written annual report for the period July 1, 2020 through May 31, 2021 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third-party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Additional Information (Unaudited)
October 31, 2021

TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the management and operations of the Trust. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, principal occupations during the past five years and other directorships are set forth in the table below. Unless noted otherwise, the principal business address of each Trustee is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years
Independent Trustees of the Trust(1)

Koji Felton	Trustee	Indefinite Term;	Retired	1	Independent
(born 1961)		Since			Trustee, Listed
		September			Funds Trust
		2015.			(15 portfolios)
(Since 2019).

Debra McGinty-Poteet	Trustee	Indefinite Term;	Retired.	1	Independent
(born 1956)		Since			Trustee, F/m
		September			Funds Trust
		2015.			(3 portfolios)
(Since May
2015).

Daniel B. Willey	Trustee	Indefinite Term;	Retired. Chief Compliance	1	None
(born 1955)		Since	Officer, United Nations
		September	Joint Staff Pension
		2015.	Fund (2009 – 2017).

Interested Trustee

Elaine E. Richards(3)	Chair,	Indefinite Term;	Senior Vice President,	1	None
(born 1968)	Trustee	Since	U.S. Bank Global Fund
		July	Services (since 2007).
2021.

Officers of the Trust

Ryan L. Roell	President and	Indefinite Term;	Vice President,	Not	Not
(born 1973)	Principal	Since	U.S. Bank Global Fund	Applicable	Applicable
	Executive	July	Services (since 2005).
	Officer	2019.

Cullen O. Small	Vice	Indefinite Term;	Vice President,	Not	Not
(born 1987)	President,	Since	U.S. Bank Global	Applicable	Applicable
	Treasurer and	January	Fund Services
	Principal	2019.	(since 2010).
Financial
Officer

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Additional Information (Unaudited) – Continued
October 31, 2021

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years
Donna Barrette	Vice	Indefinite Term;	Senior Vice President	Not	Not
(born 1966)	President,	Since	and Compliance Officer,	Applicable	Applicable
	Chief	November	U.S. Bank Global Fund
	Compliance	2019.	Services (since 2004).
Officer and
Anti-Money
Laundering
Officer

Adam W. Smith	Secretary	Indefinite Term;	Vice President,	Not	Not
(born 1981)		Since	U.S. Bank Global	Applicable	Applicable
		June	Fund Services
		2019.	(since 2012).

Hailey S. Glaser	Assistant	Indefinite Term;	Assistant Vice President,	Not	Not
(born 1989)	Treasurer	Since	U.S. Bank Global Fund	Applicable	Applicable
		July	Services (since 2015);
		2019.	Audit Senior, Deloitte &
Touche LP (2012-2015).

Kristen M. Pierson	Assistant	Indefinite Term;	Assistant Vice President,	Not	Not
(born 1979)	Treasurer	Since	U.S. Bank Global Fund	Applicable	Applicable
		July	Services (since 2017);
		2019.	Lead Fund Accountant,
UMB Fund Services, Inc.
(2006-2017).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2021, the Trust was comprised of 8 portfolios (including the Fund) managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.

(3)
Ms. Richards, as a result of her employment with U.S. Bank Global Fund Services, which acts as transfer agent, administrator, and fund accountant to the Trust, is considered to be an “interested person” of the Trust, as defined by the 1940 Act.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Additional Information (Unaudited) – Continued
October 31, 2021

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended October 31, 2021, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and maybe eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 4.04%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2021 was 3.38%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 100%.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Weiss Multi-Strategy Advisers LLC
320 Park Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street NW
Washington, DC 20036

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-530-2690.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File:  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal years ended October 31, 2021 and October 31, 2020, the Fund’s principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$46,000	$42,500
Audit-Related Fees	$0	$0
Tax Fees	$7,000	$7,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

The registrant is not a foreign issuer.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)   /s/ Ryan Roell
 Ryan Roell, President

Date   January 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Ryan Roell
 Ryan Roell, President

Date   January 6, 2022

By (Signature and Title)   /s/ Cullen Small
 Cullen Small, Principal Financial Officer

Date   January 6, 2022